UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03445
The Merger Fund
®
(Exact name of registrant as specified in charter)

101 Munson Street
Greenfield, MA 01301-9683

Jennifer Fromm, Esq.
Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
One Financial Plaza
Hartford, CT 06103-2608
(Name and address of agent for service)

Registrant's telephone number, including area code:
(800)-243-1574
Date of fiscal year end:
Dec 31
Date of reporting period:
June 30, 2024

Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

The Merger Fund
®
Class A / MERFX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the The Merger Fund
®
(“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
https://www.virtus.com/investor-resources/mutual-fund-documents
. You can also request this information by contacting us at
1-800-243-1574
.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Merger Fund ® Class A / MERFX	$ 73	1.47%
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$ 2,620,382
Total number of portfolio holdings	527
Portfolio turnover rate as of the end of the reporting period	81%
DEAL COMPOSITION
Type of Buyer
Strategic	90.9%
Financial	9.1%
By Deal Type
Friendly	100.0%
Deal Terms *
Cash	68.2%
Stock with Fixed Exchange Ratio	19.6%
Cash and Stock	8.0%
Undetermined (1)	4.2%
Stock with Fixed Exchange Ratio (Collar)	0.0% (2)
*	Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of June 30, 2024.
(1)
The compensation is undetermined because the compensation to be received (e.g., stock, cash, escrow notes, other) will be determined at a later date, potentially at the option of the Fund's investment adviser.

(2)	Amount is less than 0.005%.
Asset Allocation
(1)
Financials	27%
Energy	18%
Health Care	14%
Information Technology	12%
Materials	11%
Industrials	6%
Communication Services	6%
Consumer Discretionary	5%
Consumer Staples	1%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit
https://www.virtus.com/investor-resources/mutual-fund-documents
.

The Merger Fund
®
Class I / MERIX
Semi-Annual SHAREHOLDER REPORT | June 30, 2024
This
semi-annual shareholder report
contains important information about the The Merger Fund
®
(“Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at
https://www.virtus.com/investor-resources/mutual-fund-documents
. You can also request this information by contacting us at
1-800-243-1574
.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Merger Fund ® Class I / MERIX	$ 59	1.18%
KEY FUND STATISTICS (as of June 30, 2024)
Fund net assets (‘000s)	$ 2,620,382
Total number of portfolio holdings	527
Portfolio turnover rate as of the end of the reporting period	81%
DEAL COMPOSITION
Type of Buyer
Strategic	90.9%
Financial	9.1%
By Deal Type
Friendly	100.0%
Deal Terms *
Cash	68.2%
Stock with Fixed Exchange Ratio	19.6%
Cash and Stock	8.0%
Undetermined (1)	4.2%
Stock with Fixed Exchange Ratio (Collar)	0.0% (2)
*	Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of June 30, 2024.
(1)
The compensation is undetermined because the compensation to be received (e.g., stock, cash, escrow notes, other) will be determined at a later date, potentially at the option of the Fund's investment adviser.

(2)	Amount is less than 0.005%.
Asset Allocation
(1)
Financials	27%
Energy	18%
Health Care	14%
Information Technology	12%
Materials	11%
Industrials	6%
Communication Services	6%
Consumer Discretionary	5%
Consumer Staples	1%
Total	100%
(1)	Percentage of total investments as of June 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit
https://www.virtus.com/investor-resources/mutual-fund-documents
.

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Refer to Item 7a

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

SEMIANNUAL FINANCIALS (FORM N-CSR Item 7-11)
THE MERGER FUND® AND VIRTUS EVENT
OPPORTUNITIES TRUST

June 30, 2024
The Merger Fund®
Virtus Westchester Credit Event Fund
Virtus Westchester Event-Driven Fund

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadviser votes proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited)
June 30, 2024
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Leveraged Loans
Leveraged loans (also known as bank, senior or floating-rate loans) consists of below investment-grade credit quality loans that are arranged by banks and other financial institutions to help companies finance acquisitions, recapitalizations, or other highly leveraged transactions. Such loans may be especially vulnerable to adverse changes in economic or market conditions, although they are senior in the capital structure which typically provides investors/lenders a degree of potential credit risk protection.
Overnight Bank Funding Rate (“OBFR”)
The overnight bank funding rate is a measure of wholesale, unsecured, overnight bank funding costs. It is calculated using federal funds transactions, certain Eurodollar transactions, and certain domestic deposit transactions.
Prime Rate
The federal funds rate commercial banks charge their most creditworthy corporate customers.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
Special Purpose Acquisition Company (“SPAC”)
A special purpose acquisition company (SPAC) is a company that has no commercial operations and is formed strictly to raise capital through an initial public offering for the purpose of acquiring or merging with an existing company.
Standard & Poor’s Depositary Receipt (SPDR®)
A portfolio of stocks tracking an index, commonly held by ETFs that offer investors a manner in which to experience the investment performance of the index without owning each individual security.

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—1.1%
Communication Services—0.4%
TechTarget, Inc. 0.000%, 12/15/26(1)	$ 11,728	$ 11,290
Health Care—0.4%
Cerevel Therapeutics Holdings, Inc. 144A 2.500%, 8/15/27(2)	9,317	10,239
Information Technology—0.3%
Perficient, Inc. 0.125%, 11/15/26	6,820	6,591
Total Convertible Bonds and Notes (Identified Cost $27,990)		28,120

Corporate Bonds and Notes—5.3%
Communication Services—0.3%
Connect Finco S.a.r.l. 144A 6.750%, 10/1/26(2)	1,998	1,928
GrubHub Holdings, Inc. 144A 5.500%, 7/1/27(2)	5,576	5,053
		6,981

Consumer Discretionary—1.2%
Everi Holdings, Inc. 144A 5.000%, 7/15/29(2)	12,723	12,517
Michael Kors USA, Inc. 144A 4.250%, 11/1/24(2)	19,096	18,845
		31,362

Consumer Staples—0.3%
Kronos Acquisition Holdings, Inc.
144A 8.250%, 6/30/31(2)	5,637	5,643
144A 10.750%, 6/30/32(2)	2,802	2,687
		8,330

Energy—1.2%
California Resources Corp. 144A 7.125%, 2/1/26(2)	22,385	22,435
Calumet Specialty Products Partners LP 144A 11.000%, 4/15/25(2)	1,280	1,284
CrownRock LP 144A 5.625%, 10/15/25(2)	6,550	6,534
Petroleum Geo-Services AS 13.500%, 3/31/27	600	664
		30,917

Financials—1.1%
Mobius Merger Sub, Inc. 144A 9.000%, 6/1/30(2)	880	871
Permian Resources Operating LLC 144A 8.000%, 4/15/27(2)	4,088	4,180
Summit Midstream Holdings LLC 144A 10.000%, 10/15/26(2)(3)	22,242	22,868
		27,919

	Par Value	Value

Health Care—0.9%
Catalent Pharma Solutions, Inc.
144A 3.125%, 2/15/29(2)	$ 11,253	$ 10,770
144A 3.500%, 4/1/30(2)	13,646	13,063
		23,833

Information Technology—0.3%
Alteryx, Inc. 144A 8.750%, 3/15/28(2)(4)	8,075	8,265
Materials—0.0%
Big River Steel LLC 144A 6.625%, 1/31/29(2)	1,033	1,035
Total Corporate Bonds and Notes (Identified Cost $139,442)		138,642

Leveraged Loans—0.9%
Health Care—0.2%
Catalent Pharma Solutions, Inc. Tranche B-4 (1 month Term SOFR + 3.000%) 8.344%, 2/22/28(3)	6,010	6,010
Information Technology—0.5%
Nuvei Technologies Corp. (1 month Term SOFR + 3.000%) 8.444%, 12/19/30(3)	11,670	11,668
Media / Telecom - Telecommunications—0.2%
Syniverse Holdings, Inc. (3 month Term SOFR + 7.000%) 12.335%, 5/13/27(3)	5,286	5,132
Total Leveraged Loans (Identified Cost $22,887)		22,810

	Shares
Common Stocks—53.6%
Communication Services—4.7%
Endeavor Group Holdings, Inc. Class A (5)	4,578,512	123,757
GCI Liberty, Inc. Escrow Share(6)	70,800	9
		123,766

Consumer Discretionary—1.9%
Capri Holdings Ltd.(5)(6)	1,136,485	37,595
Vizio Holding Corp. Class A(6)	1,046,981	11,307
		48,902

Consumer Staples—0.8%
Albertsons Cos., Inc. Class A(5)	1,101,526	21,755
Energy—14.7%
ChampionX Corp.	1,298,177	43,112
Diamond Offshore Drilling, Inc.(6)	10,022	155
Equitrans Midstream Corp.	4,938,982	64,108
Hess Corp.	1,309,263	193,143
Marathon Oil Corp.	701,409	20,109
Noble Corp. plc	6,557	293
See Notes to Financial Statements

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Shares	Value

Energy—continued
SilverBow Resources, Inc.(6)	135,868	$ 5,140
Southwestern Energy Co.(6)	8,691,455	58,494
		384,554

Financials—2.0%
Acropolis Infrastructure(6)(7)	315,662	—
Heartland Financial USA, Inc.	124,085	5,516
Independent Bank Group, Inc.	201,996	9,195
National Western Life Group, Inc. Class A	33,360	16,578
Nuvei Corp.	652,845	21,139
		52,428

Health Care—10.8%
ABIOMED, Inc.(6)(7)	60,860	122
Amedisys, Inc.(6)	875,780	80,397
Axonics, Inc.(6)	1,027,879	69,104
Catalent, Inc.(6)	969,780	54,531
Cerevel Therapeutics Holdings, Inc.(6)	626,713	25,626
Inhibrx Biosciences, Inc.(6)	49,627	703
Inhibrx, Inc.(6)	198,509	223
Olink Holding AB ADR(6)	1,683,380	42,893
Silk Road Medical, Inc.(6)	334,961	9,057
		282,656

Industrials—5.3%
Encore Wire Corp.	96,933	28,094
McGrath RentCorp.	507,760	54,102
Stericycle, Inc.(6)	997,594	57,990
		140,186

Information Technology—4.6%
ANSYS, Inc.(6)	75,347	24,224
HashiCorp, Inc. Class A(6)	1,493,720	50,323
Juniper Networks, Inc.	1,278,429	46,612
		121,159

Materials—8.6%
Haynes International, Inc.	447,508	26,269
United States Steel Corp.(5)	2,259,790	85,420
Westrock Co.	2,266,344	113,906
		225,595

Utilities—0.2%
Atlantica Sustainable Infrastructure plc	201,970	4,433
Total Common Stocks (Identified Cost $1,418,973)		1,405,434

Affiliated Mutual Fund—4.0%
Equity Fund—4.0%
Virtus Westchester Event-Driven Fund Class I(8)(9)	9,758,276	104,609
Total Affiliated Mutual Fund (Identified Cost $102,570)		104,609

	Shares	Value

Rights—0.0%
Financials—0.0%
Pershing Tontine Spar, 09/29/33(6)(7)	136,884	$ 62
Health Care—0.0%
Akouos, Inc., 12/31/49(6)	336,679	378
Bristol-Myers Squibb Co., 12/31/35(6)(7)	453,175	646
		1,024

Total Rights (Identified Cost $—)		1,086

Warrants—0.1%
Communication Services—0.0%
Akazoo S.A., 12/31/35(6)(7)	238,850	—
BuzzFeed, Inc., 12/01/26(6)	116,254	11
		11

Consumer Discretionary—0.1%
Allurion Technologies, Inc., 08/01/30(6)	63,240	10
CEC Brands LLC, 12/31/25(6)(7)	189,648	569
ECARX Holdings, Inc., 12/21/27(6)	81,099	3
Grove Collaborative Holdings, 06/16/27(6)	78,996	1
Zapp Electric Vehicles Group Ltd., 03/03/28(6)	168,623	3
		586

Consumer Staples—0.0%
Whole Earth Brands, Inc., 06/25/25(6)	55,224	3
Financials—0.0%
26 Capital Acquisition Corp., 12/31/27(6)	61,000	—
Agriculture & Natural Solutions Acquisition Corp., 12/31/28(6)	701,329	112
Alchemy Investments Acquisition Corp. 1, 06/26/28(6)	183,897	26
AltEnergy Acquisition Corp., 11/10/28(6)	62,809	4
Ares Acquisition Corp. II, 06/12/28(6)	331,251	41
Bukit Jalil Global Acquisition 1 Ltd., 08/21/28(6)	60,681	1
Cartesian Growth Corp II, 07/12/28(6)	69,832	7
Cartica Acquisition Corp., 04/30/28(6)	37,500	7
Corner Growth Acquisition Corp., 12/31/27(6)	62,938	13
EVe Mobility Acquisition Corp., 12/31/28(6)	75,122	6
FTAC Emerald Acquisition Corp., 08/22/28(6)	207,965	8
GCM Grosvenor, Inc. Class A, 11/17/25(6)	102,070	50
Goal Acquisitions Corp., 02/11/26(6)	564,935	2
Haymaker Acquisition Corp. 4, 09/12/28(6)	119,080	21
Inflection Point Acquisition Corp. II, 07/17/28(6)	147,761	14
Iron Horse Acquisitions Corp., 02/16/29(6)	187,379	7
Israel Acquisitions Corp., 02/28/28(6)	447,969	22
Keen Vision Acquisition Corp., 09/15/28(6)	537,265	27
Kensington Capital Acquisition Corp. V, 08/13/28(6)	126,939	3
Legato Merger Corp. III, 03/28/29(6)	179,047	23
Moneylion, Inc., 06/01/27(6)	106,742	11
Nabors Energy Transition Corp. II, 09/05/28(6)	187,613	19
Newbury Street Acquisition Corp., 12/31/27(6)	31,054	2
Pear Therapeutics, Inc., 12/03/26(6)	6,166	—(10)
Plum Acquisition Corp. III, 03/31/28(6)	83,333	5
Pyrophyte Acquisition Corp., 05/03/28(6)	83,773	4
RMG Acquisition Corp. III, 12/31/27(6)	85,180	1

See Notes to Financial Statements

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Shares	Value

Financials—continued
SilverBox Corp. III, 04/28/28(6)	31,515	$ 4
Slam Corp. Class A, 12/31/27(6)	55,909	14
Spark I Acquisition Corp., 11/27/28(6)	190,982	32
Spring Valley Acquisition Corp. II, 02/25/26(6)	158,098	13
Target Global Acquisition I Corp., 12/31/27(6)	125,200	11
XBP Europe Holdings, Inc., 12/31/27(6)	40,000	2
Zeo Energy Corp., 10/20/26(6)	73,376	3
		515

Health Care—0.0%
CERo Therapeutics Holdings, Inc., 02/14/29(6)	62,781	1
Psyence Biomedical Ltd., 01/25/29(6)	85,245	1
Quantum-Si, Inc., 09/30/27(6)	32,085	4
Tevogen Bio Holdings, Inc., 11/04/26(6)	83,731	1
		7

Industrials—0.0%
Amprius Technologies, Inc., 09/14/27(6)	326,205	56
Bridger Aerospace Group Holdings, Inc., 01/25/28(6)	58,300	7
Freightos Ltd., 01/23/28(6)	54,429	5
Getaround, Inc., 03/09/26(6)	12,698	—(10)
Volato Group, Inc., 12/03/28(6)	167,228	2
		70

Information Technology—0.0%
iLearningEngines Holdings, Inc., 03/02/26(6)	462,172	312
KLDiscovery, Inc., 12/19/24(6)	677,651	1
LeddarTech Holdings, Inc., 09/21/28(6)	155,088	4
Movella Holdings, Inc., 12/31/27(6)	74,121	4
		321

Total Warrants (Identified Cost $12,597)		1,513

	Shares/Units
Special Purpose Acquisition Companies—16.0%
Agriculture & Natural Solutions Acquisition Corp.(6)	1,402,658	14,363
Ai Transportation Acquisition Corp.(6)	165,834	1,718
AIB Acquisition Corp. Class A(6)	93,454	1,078
Aimei Health Technology Co., Ltd.(6)	269,392	52
Aimei Health Technology Co., Ltd.(6)	269,392	2,791
Aimfinity Investment Corp. I(6)	107,731	1,222
Alchemy Investments Acquisition Corp. 1(6)	367,795	3,946
Alpha Star Acquisition Corp.(6)	248,590	2,869
AP Acquisition Corp. Class A(6)	530,336	6,072
APx Acquisition Corp. I(6)	489,675	5,685
Ares Acquisition Corp. II(6)	1,538,410	16,415
Bayview Acquisition Corp.(6)	233,688	44
Bayview Acquisition Corp. Class A(6)	261,955	2,682
Bite Acquisition Corp.(6)	186,904	2,002
Black Hawk Acquisition Corp.(4)(6)	49,391	510
Blue World Acquisition Corp.(6)	139,717	1,573
Bowen Acquisition Corp.(6)	189,738	2,002
Bukit Jalil Global Acquisition 1 Ltd.(6)	121,363	18
Bukit Jalil Global Acquisition 1 Ltd.(6)(8)	458,514	4,865
BurTech Acquisition Corp. Class A(4)(6)	93,422	1,039
byNordic Acquisition Corp.(6)	142,352	1,607
Cartesian Growth Corp. II Class A(6)(8)	1,206,656	13,611
Cartica Acquisition Corp. Class A(6)	142,189	1,614
	Shares/Units	Value
Centurion Acquisition Corp.(6)	98,747	$ 987
CF Acquisition Corp. VII Class A(6)(8)	708,562	7,759
Chenghe Acquisition I Co.(6)	204,313	2,325
Churchill Capital Corp. VII Class A(6)(8)	5,247,875	56,520
ClimateRock Class A(6)	140,134	1,614
Colombier Acquisition Corp. II(6)	151,325	1,572
Compass Digital Acquisition Corp.(6)	170,419	1,854
CSLM Acquisition Corp.(6)	450,016	5,049
Denali Capital Acquisition Corp. Class A(6)	224,555	2,486
Direct Selling Acquisition Corp. Class A(6)	213,853	2,387
Distoken Acquisition Corp.(6)	188,499	2,026
Dt Cloud Acquisition Corp.(6)	366,839	3,731
Dt Cloud Acquisition Corp.(6)	366,839	117
Enphys Acquisition Corp.(6)	288,540	3,168
ESH Acquisition Corp.(6)	321,082	35
ESH Acquisition Corp. Class A(6)	321,082	3,349
EVe Mobility Acquisition Corp. Class A(6)	244,764	2,690
Everest Consolidator Acquisition Corp.(6)	533,272	5,994
Finnovate Acquisition Corp. Class A(6)	134,896	1,530
Fintech Ecosystem Development Corp. Class A(4)(6)	98,097	1,109
FTAC Emerald Acquisition Corp. Class A(6)	219,550	2,356
Global Lights Acquisition Corp.(6)	143,857	1,482
Global Lights Acquisition Corp.(6)	140,267	1,470
Global Star Acquisition, Inc. Class A(6)	100,000	1,109
Globalink Investment, Inc.(6)	268,023	3,039
Golden Star Acquisition Corp.(6)	205,869	58
Graf Global Corp.(6)	226,302	2,263
Haymaker Acquisition Corp. 4(6)	238,161	2,503
Hennessy Capital Investment Corp. VI Class A(6)	65,800	694
Horizon Space Acquisition I Corp.(6)	256,908	2,839
IB Acquisition Corp.(6)	344,716	3,439
IB Acquisition Corp.(6)	344,716	26
InFinT Acquisition Corp. Class A(6)	294,115	3,388
Inflection Point Acquisition Corp. II Class A(6)(8)	2,245,141	23,798
Integrated Rail & Resources Acquisition Corp. Class A(6)	165,751	1,790
Integrated Wellness Acquisition Corp. Class A(6)(8)	423,090	4,899
Investcorp Europe Acquisition Corp. I Class A(6)	469,232	5,326
Investcorp India Acquisition Corp. Class A(4)(6)	657,507	7,476
Iron Horse Acquisitions Corp.(6)	187,379	1,885
Iron Horse Acquisitions Corp.(6)	187,379	43
IX Acquisition Corp. Class A(6)	166,999	1,904
Keen Vision Acquisition Corp.(6)	622,800	6,589
Learn CW Investment Corp. Class A(6)(8)	817,802	8,914
Legato Merger Corp. III(6)	358,094	3,622
Mars Acquisition Corp.(6)	5,944	1
Metal Sky Star Acquisition Corp.(6)	66,472	752
Monterey Capital Acquisition Corp. Class A(6)(8)	508,230	5,738
Moringa Acquisition Corp. Class A(6)	51,966	595
Mountain & Co. I Acquisition Corp.(6)	623,431	7,263
Nabors Energy Transition Corp. II Class A(6)	375,227	3,951
Newbury Street Acquisition Corp.(6)	100,884	1,110
Northern Revival Acquisition Corp. Class A(6)	186,904	2,058
Oak Woods Acquisition Corp. Class A(6)	241,946	2,620
OCA Acquisition Corp. Class A(6)	139,497	1,561
Patria Latin American Opportunity Acquisition Corp.(6)	442,691	5,062
Perception Capital Corp. III Class A(6)	96,210	1,045
Perception Capital Corp. IV Class A(4)(6)	356,072	4,034
Plum Acquisition Corp. I Class A(6)	228,987	2,551
Pyrophyte Acquisition Corp. Class A(6)	425,963	4,873
Quetta Acquisition Corp.(6)	406,758	4,210
Quetta Acquisition Corp.(6)	33,204	36
Rigel Resource Acquisition Corp. Class A(6)(8)	1,623,492	18,394

See Notes to Financial Statements

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Shares/Units	Value
SDCL EDGE Acquisition Corp. Class A(6)	606,577	$ 6,691
SilverBox Corp. III Class A(6)	94,545	1,002
Slam Corp. Class A(6)	518,900	5,775
Spark I Acquisition Corp.(6)	381,965	3,953
Spring Valley Acquisition Corp. II(6)	316,196	46
Spring Valley Acquisition Corp. II Class A(6)	941,514	10,460
Target Global Acquisition I Corp. Class A(6)	422,226	4,809
TenX Keane Acquisition Class A(6)	251,058	2,847
TLGY Acquisition Corp. Class A(6)	222,534	2,544
TMT Acquisition Corp.(6)	244,827	76
TMT Acquisition Corp. Class A(6)	327,009	3,587
TortoiseEcofin Acquisition Corp. III Class A(4)(6)(8)	1,458,429	15,926
Tristar Acquisition I Corp. Class A(6)	447,946	4,995
Zalatoris Acquisition Corp.(6)	252,668	2,779
Zalatoris II Acquisition Corp.(6)	154,608	1,693
Total Special Purpose Acquisition Companies (Identified Cost $396,918)		418,029

	Shares
Purchased Options—0.0%
(See open purchased options schedule)
Total Purchased Options (Premiums Paid $1,649)		1,325

Escrow Notes—2.5%
Financials—2.5%
Altaba, Inc. Escrow(6)	25,792,925	65,127
Pershing Square Escrow(6)(7)	547,537	—
		65,127

Industrials—0.0%
AMR Corp. Escrow(6)(7)	1,243,406	—
Total Escrow Notes (Identified Cost $35,547)		65,127

Total Long-Term Investments—83.5% (Identified Cost $2,158,573)		2,186,695

Short-Term Investments—8.1%
Money Market Mutual Funds—8.1%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Standard Shares (seven-day effective yield 5.163%)(9)	192,800,000	192,800
Goldman Sachs Financial Square Government Fund - Standard Shares (seven-day effective yield 5.211%)(9)	19,286,468	19,286
Total Short-Term Investments (Identified Cost $212,086)		212,086

	Shares	Value

Securities Lending Collateral—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.191%)(9)(11)	969,301	$ 969
Total Securities Lending Collateral (Identified Cost $969)		969

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND WRITTEN OPTIONS—91.6% (Identified Cost $2,371,628)		2,399,750

Securities Sold Short—(0.5)%

Common Stocks—(0.5)%
Energy—(0.1)%
Chesapeake Energy Corp.	(4,300)	(353)
Crescent Energy Co. Class A	(167,326)	(1,983)
		(2,336)

Financials—(0.2)%
SouthState Corp.	(48,931)	(3,739)
Industrials—(0.0)%
WillScot Mobile Mini Holdings Corp.(6)	(27,648)	(1,041)
Information Technology—(0.2)%
Synopsys, Inc.(6)	(10,069)	(5,992)
Materials—(0.0)%
Smurfit Kappa Group plc ADR	(3,891)	(176)
Total Securities Sold Short (Identified Proceeds $(13,251))		(13,284)

Written Options—(0.1)%
(See open written options schedule)
Total Written Options (Premiums Received $1,627)		(1,410)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS—91.0% (Identified Cost $2,356,750)		$2,385,056
Other assets and liabilities, net—9.0%		235,326
NET ASSETS—100.0%		$2,620,382

Abbreviations:
ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
OBFR	Overnight Bank Funding Rate
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SPDR	S&P Depositary Receipt

For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
Footnote Legend:
(1)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities amounted to a value of $148,217 or 5.7% of net assets.
(3)	Variable rate security. Rate disclosed is as of June 30, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	All or a portion of security is on loan.
(5)	All or a portion of the shares have been committed as collateral for open securities sold short and written option contracts. The value of securities segregated as collateral is $187,346.
(6)	Non-income producing.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	Affiliated investment. See Note 4G in Notes to Financial Statements.
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(10)	Amount is less than $500 (not in thousands).
(11)	Represents security purchased with cash collateral received for securities on loan.

Counterparties:
BAML	Bank of America-Merrill Lynch
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
AUD	Australian Dollar
EUR	Euro
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar

Country Weightings†
United States	82%
Cayman Islands	13
Virgin Islands (British)	2
Sweden	2
Canada	1
Total	100%
†% of total investments, net of securities sold short and written options, as of June 30, 2024.
Open purchased options contracts as of June 30, 2024 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options(2)
Cerevel Therapeutics Holdings, Inc.	1,932	$6,762	$35.00	12/20/24	$309
SPDR S&P 500® ETF Trust	397	21,041	530.00	07/19/24	53
SPDR S&P 500® ETF Trust	3,177	171,558	540.00	07/19/24	963
Total Purchased Options					$1,325
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.

Open written options contracts as of June 30, 2024 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Apartment Income REIT Corp.	(67)	$(268)	$40.00	11/15/24	$(38)
Cerevel Therapeutics Holdings, Inc.	(40)	(180)	45.00	08/16/24	(—)(3)
Cerevel Therapeutics Holdings, Inc.	(12)	(54)	45.00	10/18/24	(—)(3)
Cerevel Therapeutics Holdings, Inc.	(1,552)	(6,984)	45.00	12/20/24	(16)
Crescent Energy Co.	(1,142)	(1,428)	12.50	09/20/24	(54)
Endeavor Group Holdings, Inc.	(19,449)	(52,512)	27.00	08/16/24	(389)
Endeavor Group Holdings, Inc.	(6,877)	(18,568)	27.00	11/15/24	(292)
HashiCorp, Inc.	(2,794)	(9,779)	35.00	07/19/24	(53)
Nuvei Corp.	(2,961)	(10,363)	35.00	09/20/24	(22)
SPDR S&P 500® ETF Trust	(1,270)	(70,485)	555.00	07/19/24	(235)
Stericycle, Inc.	(191)	(1,242)	65.00	08/16/24	(2)
Vizio Holding Corp.	(4,411)	(4,852)	11.00	08/16/24	(111)
					(1,212)
See Notes to Financial Statements

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
Open written options contracts as of June 30, 2024 were as follows (continued):
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Option(2)
SPDR S&P 500® ETF Trust	(1,986)	$(104,265)	$525.00	07/19/24	$(198)
Total Written Options					$(1,410)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.
(3) Amount is less than $500 (not in thousands).

Forward foreign currency exchange contracts as of June 30, 2024 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
EUR	5,618	USD	6,143	GS	07/16/24	$—	$(121)
USD	6,082	EUR	5,618	GS	07/16/24	61	—
USD	41,087	JPY	6,216,568	GS	07/17/24	2,333	—
USD	65,600	AUD	99,839	GS	10/29/24	—	(1,194)
USD	24,747	SEK	264,599	GS	12/17/24	—	(451)
USD	6,918	EUR	6,410	GS	12/18/24	—	(7)
Total						$2,394	$(1,773)
See Notes to Financial Statements

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
Over-the-counter total return swaps outstanding as of June 30, 2024 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Long Total Return Swap Contracts
Altium Ltd.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	04/01/25	$62,343	$3,691	$3,691	$—
Bristol-Myers Squibb Co.(3),(4)	Pay	6.070% (0.750% + OBFR)	1 Month	BAML	03/03/25	—(5)	516	516	—
Brookfield Property Preferred LP	Pay	6.070% (0.750% + OBFR)	1 Month	BAML	02/10/25	629	121	121	—
Darktrace plc	Pay	6.170% (0.850% + OBFR)	1 Month	GS	07/09/25	17,448	(339)	—	(339)
Darktrace plc	Pay	5.806% (0.486% + OBFR)	3 Month	JPM	08/04/25	34,167	(390)	—	(390)
DS Smith plc	Pay	5.930% (0.610% + OBFR)	1 Month	GS	04/29/25	5,188	907	907	—
DS Smith plc	Pay	5.870% (0.550% + OBFR)	3 Month	JPM	07/10/25	30,516	4,406	4,406	—
Equitrans Midstream Corp.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	05/29/25	5,564	(292)	—	(292)
Hess Corp.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	01/09/25	28,298	3,221	3,221	—
Kindred Group plc	Pay	6.070% (0.750% + OBFR)	1 Month	GS	04/29/25	23,355	798	798	—
Neoen S.A.	Pay	6.070% (0.750% + OBFR)	1 Month	GS	07/30/25	6,513	(25)	—	(25)
Redrow plc	Pay	5.930% (0.610% + OBFR)	1 Month	GS	03/12/25	10,452	255	255	—
Shinko Electric Industries Co. Ltd.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	03/12/25	38,587	(1,836)	—	(1,836)
Topdanmark A/S	Pay	5.930% (0.610% + OBFR)	1 Month	GS	07/22/25	3,853	69	69	—
							11,102	13,984	(2,882)
Short Total Return Swap Contracts
Barratt Developments plc	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	03/12/25	(10,865)	(54)	—	(54)
Chesapeake Energy Corp.	Receive	4.833% ((0.487)% + OBFR)	1 Month	GS	04/09/25	(59,921)	3,895	3,895	—
Chesapeake Energy Corp.	Receive	4.807% ((0.513)% + OBFR)	3 Month	JPM	06/23/25	(6,138)	630	630	—
Chevron Corp.	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	12/10/24	(232,515)	(11,433)	—	(11,433)
Conocophillips	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	07/01/25	(20,004)	(423)	—	(423)
Crescent Energy Co.	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	07/01/25	(1,075)	55	55	—
EQT Corp.	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	05/27/25	(67,396)	3,167	3,167	—
EQT Corp.	Receive	5.070% ((0.250)% + OBFR)	3 Month	JPM	06/30/25	(5,336)	408	408	—
International Paper Co.	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	06/04/25	(19,454)	(1,517)	—	(1,517)
International Paper Co.	Receive	5.070% ((0.250)% + OBFR)	3 Month	JPM	07/03/25	(20,356)	(1,418)	—	(1,418)
Noble Corp. plc	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	07/15/25	(382)	(14)	—	(14)
Sampo Oyj	Receive	5.050% ((0.270)% + OBFR)	1 Month	GS	07/22/25	(3,912)	(76)	—	(76)
Schlumberger Ltd.	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	06/04/25	(44,897)	(306)	—	(306)
Smurfit Kappa Group plc	Receive	4.570% ((0.750)% + OBFR)	1 Month	GS	10/17/24	(81,504)	(18,967)	—	(18,967)
Southstate Corp.	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	07/01/25	(5,346)	(164)	—	(164)
Synopsys, Inc.	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	06/04/25	(9,072)	(390)	—	(390)
UMB Financial Corp.	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	07/01/25	(5,498)	(208)	—	(208)
WillScot Mobile Mini Holdings Corp.	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	03/26/25	(21,768)	1,289	1,289	—
							(25,526)	9,444	(34,970)
Total							$(14,424)	$23,428	$(37,852)

Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	There were no upfront premiums paid or received for the open swap contracts held.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.
(5)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements

The Merger Fund®
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$28,120	$—	$28,120	$—
Corporate Bonds and Notes	138,642	—	138,642	—
Leveraged Loans	22,810	—	22,810	—
Equity Securities:
Common Stocks	1,405,434	1,405,080	232	122(1)
Rights	1,086	—	378	708
Warrants	1,513	927	17	569(1)
Special Purpose Acquisition Companies	418,029	379,397	38,632	—
Escrow Notes	65,127	—	65,127	—(1)
Affiliated Mutual Fund	104,609	104,609	—	—
Money Market Mutual Funds	212,086	212,086	—	—
Securities Lending Collateral	969	969	—	—
Other Financial Instruments:
Purchased Options	1,325	1,325	—	—
Forward Foreign Currency Exchange Contracts*	2,394	—	2,394	—
Over-the-Counter Total Return Swaps*	23,428	—	22,912	516
Total Assets	2,425,572	2,104,393	319,264	1,915
Liabilities:
Securities Sold Short:
Common Stocks	(13,284)	(13,284)	—	—
Other Financial Instruments:
Written Options	(1,410)	(949)	(461)	—
Forward Foreign Currency Exchange Contracts*	(1,773)	—	(1,773)	—
Over-the-Counter Total Return Swaps*	(37,852)	—	(37,852)	—
Total Liabilities	(54,319)	(14,233)	(40,086)	—
Total Investments, Net of Securities Sold Short and Written Options	$2,371,253	$2,090,160	$279,178	$1,915

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
Securities held by the Fund with an end of period value of zero ($0) were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2024.
See Notes to Financial Statements

Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—12.6%
Communication Services—3.4%
TechTarget, Inc. 0.000%, 12/15/26(1)	$ 2,814	$ 2,709
Financials—0.5%
AGMIT Merger Sub LLC 6.750%, 9/15/24	366	362
Health Care—1.9%
Cerevel Therapeutics Holdings, Inc. 144A 2.500%, 8/15/27(2)	1,352	1,486
Information Technology—3.0%
Perficient, Inc. 0.125%, 11/15/26	2,436	2,354
Utilities—3.8%
Encavis Finance B.V. RegS 1.875% (3)(4)	3,000EUR	3,049
Total Convertible Bonds and Notes (Identified Cost $9,952)		9,960

Corporate Bonds and Notes—54.0%
Communication Services—4.2%
Allen Media LLC 144A 10.500%, 2/15/28(2)	451	198
Clear Channel Outdoor Holdings, Inc. 144A 7.500%, 6/1/29(2)	1,456	1,217
Connect Finco S.a.r.l. 144A 6.750%, 10/1/26(2)	575	555
Getty Images, Inc. 144A 9.750%, 3/1/27(2)(5)(6)	1,239	1,241
GrubHub Holdings, Inc. 144A 5.500%, 7/1/27(2)	113	102
		3,313

Consumer Discretionary—12.3%
Aramark Services, Inc. 144A 5.000%, 4/1/25(2)	1,097	1,090
Carriage Services, Inc. 144A 4.250%, 5/15/29(2)	1,967	1,757
Everi Holdings, Inc. 144A 5.000%, 7/15/29(2)	3,135	3,084
Michael Kors USA, Inc. 144A 4.250%, 11/1/24(2)	3,888	3,837
		9,768

Consumer Staples—5.6%
Kronos Acquisition Holdings, Inc.
144A 8.250%, 6/30/31(2)	2,638	2,641
144A 10.750%, 6/30/32(2)	1,341	1,286
Vector Group Ltd. 144A 10.500%, 11/1/26(2)	472	477
		4,404

	Par Value	Value

Energy—14.1%
California Resources Corp. 144A 7.125%, 2/1/26(2)	$ 3,431	$ 3,439
Calumet Specialty Products Partners LP 144A 11.000%, 4/15/25(2)	2,356	2,363
CrownRock LP 144A 5.625%, 10/15/25(2)	2,305	2,299
Petroleum Geo-Services AS 13.500%, 3/31/27	2,800	3,098
		11,199

Financials—6.9%
Mobius Merger Sub, Inc. 144A 9.000%, 6/1/30(2)	712	705
Permian Resources Operating LLC 144A 8.000%, 4/15/27(2)	851	870
Summit Midstream Holdings LLC 144A 10.000%, 10/15/26(2)(7)	3,272	3,364
United Airlines, Inc. Pass-Through Trust 2016-2, B 3.650%, 4/7/27	498	483
		5,422

Health Care—2.5%
Catalent Pharma Solutions, Inc.
144A 3.125%, 2/15/29(2)	855	818
144A 3.500%, 4/1/30(2)	1,229	1,177
		1,995

Industrials—3.0%
Bombardier, Inc. 144A 7.875%, 4/15/27(2)	126	126
La Financiere Atalian SASU 8.500%, 6/30/28	526EUR	331
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(2)	1,694	1,695
Williams Scotsman, Inc. 144A 6.625%, 6/15/29(2)	250	252
		2,404

Information Technology—1.9%
Alteryx, Inc. 144A 8.750%, 3/15/28(2)	1,452	1,486
Materials—3.5%
Big River Steel LLC 144A 6.625%, 1/31/29(2)	2,760	2,766
Total Corporate Bonds and Notes (Identified Cost $42,921)		42,757

Leveraged Loans—9.6%
Aerospace—3.2%
Spirit AeroSystems, Inc. (3 month Term SOFR + 4.250%) 9.580%, 1/15/27(7)	2,490	2,503
See Notes to Financial Statements

Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Health Care—1.1%
Catalent Pharma Solutions, Inc. Tranche B-4 (1 month Term SOFR + 3.000%) 8.344%, 2/22/28(7)	$ 898	$ 898
Information Technology—3.1%
Nuvei Technologies Corp. (1 month Term SOFR + 3.000%) 8.444%, 12/19/30(7)	2,494	2,493
Media / Telecom - Telecommunications—1.7%
Syniverse Holdings, Inc. (3 month Term SOFR + 7.000%) 12.335%, 5/13/27(7)	1,375	1,336
Retail—0.5%
Claire’s Stores, Inc. Tranche B (1 month Term SOFR + 6.600%) 11.944%, 12/18/26(7)	401	366
Total Leveraged Loans (Identified Cost $7,625)		7,596

	Shares
Closed-End Funds—3.8%
Equity Funds—3.8%
Ares Dynamic Credit Allocation Fund, Inc.	14,096	210
BlackRock MuniYield Quality Fund III, Inc.	7,499	84
Blackstone Senior Floating Rate 2027 Term Fund	8,995	126
Blackstone Strategic Credit 2027 Term Fund	11,153	133
First Trust Senior Floating Rate Income Fund II	15,184	153
Franklin Universal Trust	15,487	105
Invesco Municipal Opportunity Trust	79,618	802
Invesco Value Municipal Income Trust	9,217	114
Nuveen AMT-Free Quality Municipal Income Fund	28,490	326
Nuveen Municipal Credit Income Fund	65,072	804
Nuveen Municipal Value Fund, Inc.	12,692	109
Nuveen Preferred & Income Term Fund	3,841	75
		3,041

Total Closed-End Funds (Identified Cost $2,839)		3,041

Common Stock—0.0%
Financials—0.0%
Acropolis Infrastructure(8)(9)	6,145	—
Total Common Stock (Identified Cost $—)		—

Warrants—0.0%
Communication Services—0.0%
BuzzFeed, Inc., 12/01/26(9)	986	—(10)
Consumer Discretionary—0.0%
Allurion Technologies, Inc., 08/01/30(9)	1,074	—(10)
ECARX Holdings, Inc., 12/21/27(9)	2,800	—(10)
Grove Collaborative Holdings, 06/16/27(9)	983	—(10)
	Shares	Value

Consumer Discretionary—continued
Zapp Electric Vehicles Group Ltd., 03/03/28(9)	601	$ —(10)
		—(10)

Financials—0.0%
26 Capital Acquisition Corp., 12/31/27(9)	1,000	—
Alchemy Investments Acquisition Corp. 1, 06/26/28(9)	3,082	1
AltEnergy Acquisition Corp., 11/10/28(9)	243	—(10)
EVe Mobility Acquisition Corp., 12/31/28(9)	1,945	—(10)
FTAC Emerald Acquisition Corp., 08/22/28(9)	807	—(10)
GCM Grosvenor, Inc. Class A, 11/17/25(9)	4,103	2
Goal Acquisitions Corp., 02/11/26(9)	10,907	—(10)
Haymaker Acquisition Corp. 4, 09/12/28(9)	2,394	1
Inflection Point Acquisition Corp. II, 07/17/28(9)	2,574	—(10)
Iron Horse Acquisitions Corp., 02/16/29(9)	4,884	—(10)
Kensington Capital Acquisition Corp. V, 08/13/28(9)	5,397	—(10)
Newbury Street Acquisition Corp., 12/31/27(9)	2,435	—(10)
Pear Therapeutics, Inc., 12/03/26(9)	1,433	—
Pyrophyte Acquisition Corp., 05/03/28(9)	326	—(10)
RMG Acquisition Corp. III, 12/31/27(9)	1,120	—(10)
Slam Corp. Class A, 12/31/27(9)	217	—(10)
Spark I Acquisition Corp., 11/27/28(9)	4,547	1
Spring Valley Acquisition Corp. II, 02/25/26(9)	525	—(10)
Target Global Acquisition I Corp., 12/31/27(9)	480	—(10)
XBP Europe Holdings, Inc., 12/31/27(9)	1,227	—(10)
Zeo Energy Corp., 10/20/26(9)	282	—(10)
		5

Health Care—0.0%
CERo Therapeutics Holdings, Inc., 02/14/29(9)	240	—(10)
Psyence Biomedical Ltd., 01/25/29(9)	733	—(10)
Tevogen Bio Holdings, Inc., 11/04/26(9)	325	—(10)
		—(10)

Industrials—0.0%
Amprius Technologies, Inc., 09/14/27(9)	3,369	1
Bridger Aerospace Group Holdings, Inc., 01/25/28(9)	2,200	—(10)
Freightos Ltd., 01/23/28(9)	208	—(10)
Getaround, Inc., 03/09/26(9)	458	—(10)
Volato Group, Inc., 12/03/28(9)	648	—(10)
		1

Information Technology—0.0%
FOXO Technologies, Inc., 08/01/27(9)	1,072	—(10)
iLearningEngines Holdings, Inc., 03/02/26(9)	992	1
LeddarTech Holdings, Inc., 09/21/28(9)	3,202	—(10)
		1

Total Warrants (Identified Cost $25)		7

	Shares/Units
Special Purpose Acquisition Companies—6.2%
Aimfinity Investment Corp. I(9)	2,209	25
Alchemy Investments Acquisition Corp. 1(9)	6,164	66
Alpha Star Acquisition Corp.(9)	5,677	66
AP Acquisition Corp. Class A(9)	9,372	107
Bayview Acquisition Corp. Class A(9)	18,493	189
Bowen Acquisition Corp.(9)	3,946	42

See Notes to Financial Statements

Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Shares/Units	Value
byNordic Acquisition Corp.(9)	2,964	$ 34
Churchill Capital Corp. VII Class A(9)	132,975	1,432
Clean Energy Special Situations Corp.(9)	9,243	98
Colombier Acquisition Corp. II(9)	4,147	43
Direct Selling Acquisition Corp. Class A(9)	2,939	33
Distoken Acquisition Corp.(5)(9)	2,872	31
ESH Acquisition Corp.(9)	4,387	1
ESH Acquisition Corp. Class A(9)	4,387	46
EVe Mobility Acquisition Corp. Class A(9)	24,219	266
Fortune Rise Acquisition Corp.(5)(9)	22,119	249
Globalink Investment, Inc.(9)	7,142	81
Graf Global Corp.(9)	6,892	69
Haymaker Acquisition Corp. 4(9)	4,788	50
Inflection Point Acquisition Corp. II Class A(9)	19,450	206
Integrated Rail & Resources Acquisition Corp. Class A(9)	3,434	37
Investcorp Europe Acquisition Corp. I Class A(9)	16,664	189
Investcorp India Acquisition Corp. Class A(9)	2,150	24
Iron Horse Acquisitions Corp.(9)	4,884	49
Iron Horse Acquisitions Corp.(9)	4,884	1
Keen Vision Acquisition Corp.(9)	10,544	112
Mountain & Co. I Acquisition Corp.(9)	8,108	94
Oak Woods Acquisition Corp. Class A(9)	4,226	46
Perception Capital Corp. IV Class A(9)	3,710	42
Plum Acquisition Corp. I Class A(9)	9,431	105
Quetta Acquisition Corp.(9)	4,564	47
Quetta Acquisition Corp.(9)	456	1
Rigel Resource Acquisition Corp. Class A(9)	43,094	488
Slam Corp. Class A(9)	972	11
Spark I Acquisition Corp.(9)	9,094	94
Spring Valley Acquisition Corp. II(9)	1,051	—(10)
TenX Keane Acquisition Class A(9)	3,283	37
TLGY Acquisition Corp. Class A(9)	12,968	148
TMT Acquisition Corp.(9)	3,695	1
TMT Acquisition Corp. Class A(9)	3,695	41
TortoiseEcofin Acquisition Corp. III Class A(9)	18,868	206
Total Special Purpose Acquisition Companies (Identified Cost $4,729)		4,907

	Shares
Escrow Notes—1.1%
Financials—1.1%
Altaba, Inc. Escrow(9)	327,452	827
Total Escrow Notes (Identified Cost $638)		827

Total Long-Term Investments—87.3% (Identified Cost $68,729)		69,095

Short-Term Investments—11.6%
Money Market Mutual Funds—11.6%
Fidelity Treasury Only Portfolio - Institutional Shares (seven-day effective yield 5.190%)(11)	1,618,123	1,618
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Standard Shares (seven-day effective yield 5.163%)(11)	1,900,000	1,900
Goldman Sachs Financial Square Government Fund - Standard Shares (seven-day effective yield 5.211%)(11)	1,900,000	1,900
	Shares	Value

Money Market Mutual Funds—continued
Goldman Sachs Financial Square Treasury Obligations Fund - Standard Shares (seven-day effective yield 5.172%)(11)	1,900,000	$ 1,900
Goldman Sachs Financial Square Treasury Solutions Fund - Standard Shares (seven-day effective yield 5.180%)(11)	1,900,000	1,900
Total Short-Term Investments (Identified Cost $9,218)		9,218

Securities Lending Collateral—0.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.191%)(11)(12)	444,222	444
Total Securities Lending Collateral (Identified Cost $444)		444

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT—99.5% (Identified Cost $78,391)		78,757

Securities Sold Short—(0.5)%

	Par Value
U.S. Government Security—(0.5)%
U.S. Treasury Note 3.250%, 6/30/29	$ (398)	(378)
Total Securities Sold Short (Identified Proceeds $(405))		(378)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT—99.0% (Identified Cost $77,986)		$78,379
Other assets and liabilities, net—1.0%		822
NET ASSETS—100.0%		$79,201

Abbreviations:
AMT	Alternative Minimum Tax
LLC	Limited Liability Company
LP	Limited Partnership
OBFR	Overnight Bank Funding Rate
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities amounted to a value of $40,331 or 50.9% of net assets.
(3)	No contractual maturity date.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	All or a portion of security is on loan.
(6)	All or a portion of the shares have been committed as collateral for securities sold short. The value of securities segregated as collateral is $652.

For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
(7)	Variable rate security. Rate disclosed is as of June 30, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(8)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(9)	Non-income producing.
(10)	Amount is less than $500 (not in thousands).
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(12)	Represents security purchased with cash collateral received for securities on loan.

Counterparties:
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
EUR	Euro
USD	United States Dollar

Country Weightings†
United States	84%
Norway	4
Netherlands	4
Cayman Islands	4
Canada	3
Luxembourg	1
Total	100%
†% of total investments, net of securities sold short as of June 30, 2024.

Forward foreign currency exchange contracts as of June 30, 2024 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	363	EUR	336	JPM	09/12/24	$2	$—
USD	3,275	EUR	3,000	JPM	12/13/24	35	—
Total						$37	$—

Over-the-counter total return swaps outstanding as of June 30, 2024 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Long Total Return Swap Contracts
BlackRock Floating Rate Income Strategies Fund, Inc.	Pay	5.920% (0.600% + OBFR)	3 Month	JPM	05/08/25	$71	$3	$3	$—
Cartesian Growth Corp. II	Pay	6.530% (1.210% + OBFR)	1 Month	GS	02/06/25	276	7	7	—
Invesco Dynamic Credit Opportunities	Pay	5.930% (0.610% + OBFR)	1 Month	GS	04/29/25	2	— (3)	—	— (3)
Invesco Dynamic Credit Opportunities	Pay	5.700% (0.380% + OBFR)	3 Month	JPM	02/28/25	18	— (3)	—	— (3)
Nuveen AMT-Free Municipal Credit Income Fund	Pay	6.030% (0.710% + OBFR)	1 Month	GS	02/12/25	1,283	49	49	—
Nuveen New York AMT-Free Quality Municipal Income Fund	Pay	6.530% (1.210% + OBFR)	1 Month	GS	07/30/24	71	5	5	—
Nuveen New York AMT-Free Quality Municipal Income Fund	Pay	5.700% (0.380% + OBFR)	3 Month	JPM	11/25/24	3	1	1	—
Pershing Square Escrow(4)	Pay	6.530% (1.210% + OBFR)	1 Month	GS	10/02/24	—(3)	— (3)	—	— (3)
Pershing Tontine Spar(4)	Pay	6.530% (1.210% + OBFR)	1 Month	GS	10/02/24	—(3)	— (3)	— (3)	—
Saba Capital Income & Opportunities Fund	Pay	5.930% (0.610% + OBFR)	1 Month	GS	04/29/25	191	(6)	—	(6)
See Notes to Financial Statements

Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
Over-the-counter total return swaps outstanding as of June 30, 2024 were as follows (continued):
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Saba Capital Income & Opportunities Fund	Pay	5.700% (0.380% + OBFR)	3 Month	JPM	07/22/24	$3	$(—)(3)	$—	$— (3)
							59	65	(6)
Total							$59	$65	$(6)

Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	There were no upfront premiums paid or received for the open swap contracts held.
(3)	Amount is less than $500 (not in thousands).
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
The following table summarizes the value of the Fund’s investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$9,960	$—	$9,960	$—
Corporate Bonds and Notes	42,757	—	42,757	—
Leveraged Loans	7,596	—	7,596	—
Equity Securities:
Closed-End Funds	3,041	3,041	—	—
Common Stock	—(1)	—	—	—(1)
Warrants	7	7	—	—
Special Purpose Acquisition Companies	4,907	4,294	613	—
Escrow Notes	827	—	827	—
Money Market Mutual Funds	9,218	9,218	—	—
Securities Lending Collateral	444	444	—	—
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts*	37	—	37	—
Over-the-Counter Total Return Swaps*	65	—	65	—(2)
Total Assets	78,859	17,004	61,855	—(2)
Liabilities:
Securities Sold Short:
U.S. Government Security	(378)	—	(378)	—
Other Financial Instruments:
Over-the-Counter Total Return Swaps*	(6)	—	(6)	—
Total Liabilities	(384)	—	(384)	—(2)
Total Investments, Net of Securities Sold Short	$78,475	$17,004	$61,471	$—(2)

(1)	Includes internally fair valued securities currently priced at zero ($0).
(2)	Amount is less than $500 (not in thousands).
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
There were no transfers into or out of Level 3 related to securities held at June 30, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2024.
See Notes to Financial Statements

Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—3.3%
Communication Services—0.6%
TechTarget, Inc. 0.000%, 12/15/26(1)	$ 3,113	$ 2,997
Financials—0.3%
AGMIT Merger Sub LLC 6.750%, 9/15/24	1,380	1,366
Health Care—0.7%
Cerevel Therapeutics Holdings, Inc. 144A 2.500%, 8/15/27(2)	3,349	3,681
Utilities—1.7%
Encavis Finance B.V. RegS 1.875% (3)(4)	8,200EUR	8,332
Total Convertible Bonds and Notes (Identified Cost $16,456)		16,376

Corporate Bonds and Notes—14.8%
Communication Services—2.6%
Allen Media LLC 144A 10.500%, 2/15/28(2)	3,724	1,632
Clear Channel Outdoor Holdings, Inc. 144A 7.500%, 6/1/29(2)	2,780	2,323
Connect Finco S.a.r.l. 144A 6.750%, 10/1/26(2)	2,071	1,999
Getty Images, Inc. 144A 9.750%, 3/1/27(2)(5)(6)	6,830	6,844
GrubHub Holdings, Inc. 144A 5.500%, 7/1/27(2)	553	501
		13,299

Consumer Discretionary—2.6%
Aramark Services, Inc. 144A 5.000%, 4/1/25(2)	1,105	1,098
Carriage Services, Inc. 144A 4.250%, 5/15/29(2)	6,676	5,965
Everi Holdings, Inc. 144A 5.000%, 7/15/29(2)	2,431	2,391
Light & Wonder International, Inc. 144A 7.000%, 5/15/28(2)	3,366	3,383
		12,837

Consumer Staples—0.9%
Kronos Acquisition Holdings, Inc.
144A 8.250%, 6/30/31(2)	1,077	1,078
144A 10.750%, 6/30/32(2)	536	514
Vector Group Ltd. 144A 10.500%, 11/1/26(2)	2,791	2,819
		4,411

Energy—4.6%
California Resources Corp. 144A 7.125%, 2/1/26(2)	4,773	4,784
Calumet Specialty Products Partners LP 144A 11.000%, 4/15/25(2)	9,519	9,547
	Par Value	Value

Energy—continued
CrownRock LP 144A 5.625%, 10/15/25(2)	$ 1,154	$ 1,151
Petroleum Geo-Services AS 13.500%, 3/31/27	6,800	7,523
		23,005

Financials—1.6%
Intercontinental Exchange, Inc. 3.650%, 5/23/25	1,283	1,262
Mobius Merger Sub, Inc. 144A 9.000%, 6/1/30(2)	555	549
Permian Resources Operating LLC 144A 8.000%, 4/15/27(2)	888	908
Summit Midstream Holdings LLC 144A 10.000%, 10/15/26(2)(7)	4,314	4,436
United Airlines, Inc. Pass-Through Trust 2016-2, B 3.650%, 4/7/27	702	681
		7,836

Health Care—1.1%
Catalent Pharma Solutions, Inc.
144A 3.125%, 2/15/29(2)	2,559	2,449
144A 3.500%, 4/1/30(2)	3,313	3,172
		5,621

Industrials—1.4%
Bombardier, Inc. 144A 7.875%, 4/15/27(2)	729	731
La Financiere Atalian SASU 8.500%, 6/30/28	1,349EUR	849
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(2)	5,703	5,706
		7,286

Total Corporate Bonds and Notes (Identified Cost $75,937)		74,295

Leveraged Loans—1.2%
Aerospace—0.6%
Spirit AeroSystems, Inc. (3 month Term SOFR + 4.250%) 9.580%, 1/15/27(7)	3,028	3,044
Media / Telecom - Telecommunications—0.5%
Syniverse Holdings, Inc. (3 month Term SOFR + 7.000%) 12.335%, 5/13/27(7)	2,751	2,671
Retail—0.1%
Claire’s Stores, Inc. Tranche B (1 month Term SOFR + 6.600%) 11.944%, 12/18/26(7)	251	229
Total Leveraged Loans (Identified Cost $5,978)		5,944

See Notes to Financial Statements

Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Shares	Value
Closed-End Funds—3.2%
Equity Funds—3.2%
Apollo Senior Floating Rate Fund, Inc.	8,068	$ 117
Ares Dynamic Credit Allocation Fund, Inc.	6,776	101
BlackRock Floating Rate Income Strategies Fund, Inc.	9,611	124
BlackRock MuniYield Quality Fund III, Inc.	45,863	513
Blackstone Senior Floating Rate 2027 Term Fund	73,818	1,034
Blackstone Strategic Credit 2027 Term Fund	90,120	1,071
First Trust Senior Floating Rate Income Fund II	9,038	91
Franklin Universal Trust	102,050	695
Invesco Municipal Opportunity Trust	100,962	1,018
Invesco Value Municipal Income Trust	56,305	695
Nuveen AMT-Free Municipal Credit Income Fund	179,407	2,235
Nuveen AMT-Free Quality Municipal Income Fund	268,491	3,077
Nuveen Municipal Credit Income Fund	225,393	2,784
Nuveen Municipal Value Fund, Inc.	105,878	914
Nuveen New York AMT-Free Quality Municipal Income Fund	87,608	972
Nuveen Preferred & Income Term Fund	23,495	457
Saba Capital Income & Opportunities Fund	29,430	207
		16,105

Total Closed-End Funds (Identified Cost $15,449)		16,105

Preferred Stocks—0.5%
Financials—0.5%
Federal Home Loan Mortgage Corp. Series Z, 8.375%(5)(7)	474,604	2,278
Federal National Mortgage Association Series S, 8.250%(7)	62,744	322
		2,600

Total Preferred Stocks (Identified Cost $1,624)		2,600

Common Stocks—54.1%
Communication Services—6.1%
Endeavor Group Holdings, Inc. Class A (6)	950,666	25,697
Liberty Media Corp.-Liberty SiriusXM Class A(8)	221,630	4,909
		30,606

Consumer Discretionary—1.9%
Etsy, Inc.(8)	116,000	6,842
Vizio Holding Corp. Class A(8)	255,640	2,761
		9,603

Consumer Staples—0.8%
Albertsons Cos., Inc. Class A(6)	199,554	3,941
Energy—9.9%
ChampionX Corp.	243,990	8,103
Diamond Offshore Drilling, Inc.(8)	1,905	29
EQT Corp.	118,763	4,392
Equitrans Midstream Corp.	645,286	8,376
Hess Corp.(6)	73,364	10,823
Marathon Oil Corp.	133,498	3,827
Noble Corp. plc	1,247	56
	Shares	Value

Energy—continued
SilverBow Resources, Inc.(8)	51,854	$ 1,962
Southwestern Energy Co.(6)(8)	1,826,212	12,290
		49,858

Financials—1.3%
Acropolis Infrastructure(8)(9)	39,798	—
Heartland Financial USA, Inc.	23,622	1,050
Independent Bank Group, Inc.	38,459	1,751
National Western Life Group, Inc. Class A	6,852	3,405
Nuvei Corp.	9,321	302
		6,508

Health Care—9.3%
Amedisys, Inc.(8)	67,120	6,162
Axonics, Inc.(6)(8)	214,658	14,431
Baxter International, Inc.	169,200	5,660
BioMarin Pharmaceutical, Inc.(8)	27,200	2,239
Catalent, Inc.(8)	63,404	3,565
Cerevel Therapeutics Holdings, Inc.(8)	113,270	4,632
Inhibrx Biosciences, Inc.(8)	8,816	125
Inhibrx, Inc.(8)	35,267	40
Olink Holding AB ADR(8)	326,112	8,309
Silk Road Medical, Inc.(8)	63,880	1,727
		46,890

Industrials—6.1%
Carrier Global Corp.	128,700	8,119
McGrath RentCorp.	96,535	10,286
Stericycle, Inc.(8)	211,876	12,316
		30,721

Information Technology—4.4%
ANSYS, Inc.(8)	16,665	5,358
HashiCorp, Inc. Class A(8)	320,847	10,809
Silicon Motion Technology Corp. ADR	70,000	5,669
		21,836

Materials—12.8%
Ball Corp.	105,500	6,332
DuPont de Nemours, Inc.	94,600	7,614
Haynes International, Inc.	106,529	6,253
United States Steel Corp.(6)	362,086	13,687
Vale S.A. Class B Sponsored ADR	670,900	7,494
Westrock Co.	453,082	22,772
		64,152

Real Estate—1.3%
Crown Castle, Inc.	65,600	6,409
Utilities—0.2%
Atlantica Sustainable Infrastructure plc	50,669	1,112
Total Common Stocks (Identified Cost $274,390)		271,636

See Notes to Financial Statements

Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Shares	Value

Rights—0.1%
Financials—0.0%
Pershing Tontine Spar, 09/29/33(8)(9)	11,093	$ 5
Health Care—0.0%
Akouos, Inc., 12/31/49(8)	26,079	29
Bristol-Myers Squibb Co., 12/31/35(8)(9)	169,085	241
		270

Materials—0.1%
Pan American Silver Corp., 12/31/48(8)	930,417	431
Total Rights (Identified Cost $568)		706

Warrants—0.1%
Communication Services—0.0%
Akazoo S.A., 12/31/35(8)(9)	35,748	—
BuzzFeed, Inc., 12/01/26(8)	17,099	2
		2

Consumer Discretionary—0.1%
Allurion Technologies, Inc., 08/01/30(8)	13,340	2
CEC Brands LLC, 12/31/25(8)(9)	45,120	136
ECARX Holdings, Inc., 12/21/27(8)	27,750	1
Evergreen Corp., 02/15/27(8)	28,500	1
Grove Collaborative Holdings, 06/16/27(8)	20,136	—(10)
Zapp Electric Vehicles Group Ltd., 03/03/28(8)	13,420	—(10)
		140

Consumer Staples—0.0%
Whole Earth Brands, Inc., 06/25/25(8)	7,431	—(10)
Financials—0.0%
26 Capital Acquisition Corp., 12/31/27(8)	25,800	—
Achari Ventures Holdings Corp. I, 10/15/26(8)	28,624	1
Alchemy Investments Acquisition Corp. 1, 06/26/28(8)	17,935	3
AltEnergy Acquisition Corp., 11/10/28(8)	5,160	—(10)
Ares Acquisition Corp. II, 06/12/28(8)	32,327	4
Arogo Capital Acquisition Corp., 03/23/28(8)	28,500	1
Bukit Jalil Global Acquisition 1 Ltd., 08/21/28(8)	6,595	—(10)
Cartesian Growth Corp II, 07/12/28(8)	5,799	1
Cetus Capital Acquisition Corp., 03/24/28(8)	51,637	1
Corner Growth Acquisition Corp., 12/31/27(8)	20,673	4
EVe Mobility Acquisition Corp., 12/31/28(8)	12,551	1
FTAC Emerald Acquisition Corp., 08/22/28(8)	17,092	1
GCM Grosvenor, Inc. Class A, 11/17/25(8)	28,825	14
Global Blockchain Acquisition Corp., 05/10/27(8)	60,562	1
Goal Acquisitions Corp., 02/11/26(8)	272,843	1
Haymaker Acquisition Corp. 4, 09/12/28(8)	14,997	3
Inflection Point Acquisition Corp. II, 07/17/28(8)	14,919	1
International Media Acquisition Corp., 12/31/28(8)	18,227	—(10)
Iron Horse Acquisitions Corp., 02/16/29(8)	31,641	1
Jaws Mustang Acquisition Corp., 01/30/26(8)	23,996	2
Keen Vision Acquisition Corp., 09/15/28(8)	67,562	3
Kensington Capital Acquisition Corp. V, 08/13/28(8)	48,984	1
Nabors Energy Transition Corp. II, 09/05/28(8)	20,650	2
Newbury Street Acquisition Corp., 12/31/27(8)	28,549	2
Oak Woods Acquisition Corp., 05/17/28(8)	62,481	1
	Shares	Value

Financials—continued
Papaya Growth Opportunity Corp. I, 12/31/28(8)	13,259	$ 1
Pear Therapeutics, Inc., 12/03/26(8)	36,173	—(10)
Plum Acquisition Corp. I, 12/31/28(8)	17,325	2
Pyrophyte Acquisition Corp., 05/03/28(8)	6,863	—(10)
RMG Acquisition Corp. III, 12/31/27(8)	20,895	—(10)
Slam Corp. Class A, 12/31/27(8)	43,478	11
Spark I Acquisition Corp., 11/27/28(8)	28,847	5
Spring Valley Acquisition Corp. II, 02/25/26(8)	3,247	—(10)
Target Global Acquisition I Corp., 12/31/27(8)	10,328	1
XBP Europe Holdings, Inc., 12/31/27(8)	14,261	1
Zeo Energy Corp., 10/20/26(8)	5,942	—(10)
		70

Health Care—0.0%
CERo Therapeutics Holdings, Inc., 02/14/29(8)	5,078	—(10)
Tevogen Bio Holdings, Inc., 11/04/26(8)	6,900	—(10)
		—(10)

Industrials—0.0%
Amprius Technologies, Inc., 09/14/27(8)	27,068	5
Bridger Aerospace Group Holdings, Inc., 01/25/28(8)	27,000	3
Freightos Ltd., 01/23/28(8)	4,398	1
Getaround, Inc., 03/09/26(8)	11,166	—(10)
New Horizon Aircraft Ltd., 04/03/28(8)	84,194	1
Volato Group, Inc., 12/03/28(8)	13,646	—(10)
		10

Information Technology—0.0%
Airship AI Holdings, Inc., 12/31/28(8)	226,082	79
FOXO Technologies, Inc., 08/01/27(8)	26,187	—(10)
iLearningEngines Holdings, Inc., 03/02/26(8)	60,113	41
LeddarTech Holdings, Inc., 09/21/28(8)	58,973	1
Movella Holdings, Inc., 12/31/27(8)	11,102	1
		122

Total Warrants (Identified Cost $2,735)		344

	Shares/Units
Special Purpose Acquisition Companies—2.5%
Aimfinity Investment Corp. I(8)	14,637	166
Alchemy Investments Acquisition Corp. 1(8)	35,870	385
Alpha Star Acquisition Corp.(8)	27,264	315
AP Acquisition Corp. Class A(8)	24,240	277
Blue World Acquisition Corp.(8)	13,659	154
Bowen Acquisition Corp.(8)	27,563	291
Bukit Jalil Global Acquisition 1 Ltd.(8)	13,190	2
byNordic Acquisition Corp.(8)	20,617	233
Cartica Acquisition Corp. Class A(8)	15,306	174
Clean Energy Special Situations Corp.(8)	54,751	581
Colombier Acquisition Corp. II(8)	24,894	259
Direct Selling Acquisition Corp. Class A(8)	17,638	197
ESH Acquisition Corp.(8)	34,175	4
EVe Mobility Acquisition Corp. Class A(8)	18,252	201
Fortune Rise Acquisition Corp.(8)	130,088	1,463
Golden Star Acquisition Corp.(8)	19,932	6
Graf Global Corp.(8)	43,251	432
Haymaker Acquisition Corp. 4(8)	29,995	315
Investcorp India Acquisition Corp. Class A(8)	35,215	400

See Notes to Financial Statements

Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Shares/Units	Value
Iron Horse Acquisitions Corp.(8)	31,641	$ 318
Iron Horse Acquisitions Corp.(8)	31,641	7
Keen Vision Acquisition Corp.(8)	67,562	715
Learn CW Investment Corp. Class A(8)	70,838	772
Oak Woods Acquisition Corp. Class A(8)	24,485	265
Perception Capital Corp. III Class A(8)	9,488	103
Perception Capital Corp. IV Class A(8)	48,404	548
Plum Acquisition Corp. I Class A(8)	36,815	410
Rigel Resource Acquisition Corp. Class A(8)	191,186	2,166
Spark I Acquisition Corp.(8)	57,694	597
Spring Valley Acquisition Corp. II(8)	6,495	1
TenX Keane Acquisition Class A(8)	19,217	218
TMT Acquisition Corp.(8)	21,997	7
TMT Acquisition Corp. Class A(8)	30,067	330
Tristar Acquisition I Corp. Class A(8)	39,102	436
Total Special Purpose Acquisition Companies (Identified Cost $12,015)		12,748

	Shares
Purchased Options—0.3%
(See open purchased options schedule)
Total Purchased Options (Premiums Paid $983)		1,299

Escrow Notes—2.0%
Financials—2.0%
Altaba, Inc. Escrow(8)	3,887,713	9,816
Pershing Square Escrow(8)(9)	44,373	—
		9,816

Industrials—0.0%
AMR Corp. Escrow(8)(9)	28,850	—
Total Escrow Notes (Identified Cost $6,690)		9,816

Total Long-Term Investments—82.1% (Identified Cost $412,825)		411,869

Short-Term Investments—3.7%
Money Market Mutual Funds—3.7%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Standard Shares (seven-day effective yield 5.163%)(11)	15,600,000	15,600
Goldman Sachs Financial Square Government Fund - Standard Shares (seven-day effective yield 5.211%)(11)	2,758,222	2,758
Total Short-Term Investments (Identified Cost $18,358)		18,358

	Shares	Value

Securities Lending Collateral—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.191%)(11)(12)	1,431,414	$ 1,431
Total Securities Lending Collateral (Identified Cost $1,431)		1,431

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND WRITTEN OPTIONS—86.1% (Identified Cost $432,614)		431,658

Securities Sold Short—(0.8)%

	Par Value
U.S. Government Security—(0.1)%
U.S. Treasury Note 3.250%, 6/30/29	$ (578)	(549)
Total U.S. Government Security (Identified Proceeds $(588))		(549)

	Shares
Common Stocks—(0.7)%
Communication Services—(0.0)%
Sirius XM Holdings, Inc.	(14,500)	(41)
Energy—(0.2)%
Crescent Energy Co. Class A	(63,860)	(757)
Financials—(0.2)%
SouthState Corp.	(9,316)	(712)
Industrials—(0.0)%
WillScot Mobile Mini Holdings Corp.(8)	(5,267)	(198)
Information Technology—(0.3)%
Synopsys, Inc.(8)	(2,805)	(1,669)
Total Common Stocks (Identified Proceeds $(3,381))		(3,377)

Total Securities Sold Short (Identified Proceeds $(3,969))		(3,926)

Written Options—(0.7)%
(See open written options schedule)
Total Written Options (Premiums Received $5,025)		(3,331)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS—84.6% (Identified Cost $423,620)		$424,401
Other assets and liabilities, net—15.4%		77,218
NET ASSETS—100.0%		$501,619

See Notes to Financial Statements

Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
Abbreviations:
ADR	American Depositary Receipt
AMT	Alternative Minimum Tax
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
OBFR	Overnight Bank Funding Rate
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SPDR	S&P Depositary Receipt

Footnote Legend:
(1)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities amounted to a value of $67,661 or 13.5% of net assets.
(3)	No contractual maturity date.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	All or a portion of security is on loan.
(6)	All or a portion of the shares have been committed as collateral for open securities sold short and written option contracts. The value of securities segregated as collateral is $68,270.
(7)	Variable rate security. Rate disclosed is as of June 30, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(8)	Non-income producing.
(9)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(10)	Amount is less than $500 (not in thousands).
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(12)	Represents security purchased with cash collateral received for securities on loan.

Counterparties:
BAML	Bank of America-Merrill Lynch
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
AUD	Australian Dollar
EUR	Euro
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar
Country Weightings†
United States	88%
Cayman Islands	4
Netherlands	2
Sweden	2
Brazil	2
Norway	2
Total	100%
†% of total investments, net of securities sold short and written options, as of June 30, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
Open purchased options contracts as of June 30, 2024 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options(2)
Ball Corp.	681	$4,426	$65.00	07/19/24	$402
Ball Corp.	373	2,238	60.00	08/16/24	86
Baxter International, Inc.	1,692	5,076	30.00	08/16/24	63
BioMarin Pharmaceutical, Inc.	272	2,176	80.00	07/19/24	12
Carrier Global Corp.	1,287	6,435	50.00	09/20/24	32
Cerevel Therapeutics Holdings, Inc.	252	882	35.00	12/20/24	40
Crown Castle, Inc.	511	4,599	90.00	07/19/24	17
Crown Castle, Inc.	130	1,138	87.50	07/19/24	3
DuPont de Nemours, Inc.	630	4,095	65.00	09/20/24	17
Etsy, Inc.	1,160	6,380	55.00	07/19/24	71
Siemens AG	136	2,122	156.00	07/19/24	8
Siemens AG	134	2,144	160.00	07/19/24	12
Silicon Motion Technology Corp.	700	5,075	72.50	07/19/24	23
SPDR S&P 500® ETF Trust	76	4,028	530.00	07/19/24	10
SPDR S&P 500® ETF Trust	604	32,616	540.00	07/19/24	183
Vale S.A.	1,621	1,783	11.00	07/19/24	34
Vale S.A.	1,276	1,531	12.00	07/19/24	103
Vale S.A.	4,689	5,158	11.00	08/16/24	183
Total Purchased Options					$1,299
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.

Open written options contracts as of June 30, 2024 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Apartment Income REIT Corp.	(12)	$(48)	$40.00	11/15/24	$(7)
Ball Corp.	(681)	(4,767)	70.00	07/19/24	(1)
Ball Corp.	(373)	(2,424)	65.00	08/16/24	(27)
Baxter International, Inc.	(1,692)	(5,922)	35.00	08/16/24	(122)
BioMarin Pharmaceutical, Inc.	(272)	(2,312)	85.00	07/19/24	(24)
Carrier Global Corp.	(1,287)	(7,400)	57.50	09/20/24	(1,075)
Cerevel Therapeutics Holdings, Inc.	(7)	(32)	45.00	08/16/24	(—)(3)
Cerevel Therapeutics Holdings, Inc.	(2)	(9)	45.00	10/18/24	(—)(3)
Cerevel Therapeutics Holdings, Inc.	(186)	(837)	45.00	12/20/24	(2)
Crescent Energy Co.	(436)	(545)	12.50	09/20/24	(21)
Crown Castle, Inc.	(511)	(4,854)	95.00	07/19/24	(215)
Crown Castle, Inc.	(130)	(1,203)	92.50	07/19/24	(75)
DuPont de Nemours, Inc.	(946)	(7,095)	75.00	09/20/24	(648)
Endeavor Group Holdings, Inc.	(3,837)	(10,360)	27.00	08/16/24	(77)
Endeavor Group Holdings, Inc.	(1,287)	(3,475)	27.00	11/15/24	(55)
Etsy, Inc.	(1,160)	(6,960)	60.00	07/19/24	(199)
HashiCorp, Inc.	(523)	(1,831)	35.00	07/19/24	(10)
Liberty Media Corp.-Liberty SiriusXM	(37)	(74)	20.00	07/19/24	(11)
Liberty Media Corp.-Liberty SiriusXM	(1,774)	(3,991)	22.50	07/19/24	(124)
Nuvei Corp.	(533)	(1,865)	35.00	09/20/24	(4)
Siemens AG	(136)	(2,230)	164.00	07/19/24	(166)
Siemens AG	(134)	(2,278)	170.00	07/19/24	(97)
Silicon Motion Technology Corp.	(700)	(5,600)	80.00	07/19/24	(210)
Sirius XM Holdings, Inc.	(915)	(229)	2.50	07/19/24	(36)
SPDR S&P 500® ETF Trust	(242)	(13,431)	555.00	07/19/24	(45)
Stericycle, Inc.	(37)	(241)	65.00	08/16/24	(—) (3)
Vale S.A.	(1,621)	(1,945)	12.00	07/19/24	(11)
Vale S.A.	(2,436)	(3,167)	13.00	07/19/24	(2)
See Notes to Financial Statements

Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
Open written options contracts as of June 30, 2024 were as follows (continued):
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2) (continued)
Vizio Holding Corp.	(1,165)	$(1,282)	$11.00	08/16/24	$(29)
					(3,293)
Put Option
SPDR S&P 500® ETF Trust	(377)	(19,792)	525.00	07/19/24	(38)
Total Written Options					$(3,331)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.
(3) Amount is less than $500 (not in thousands).

Forward foreign currency exchange contracts as of June 30, 2024 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
EUR	974	USD	1,065	GS	07/16/24	$—	$(21)
USD	1,055	EUR	974	GS	07/16/24	10	—
USD	9,258	JPY	1,400,820	GS	07/17/24	525	—
USD	4,875	EUR	4,509	GS	08/01/24	38	—
USD	931	EUR	862	JPM	09/12/24	5	—
USD	1,686	EUR	1,569	GS	09/18/24	—	(1)
USD	2,646	EUR	2,453	GS	09/24/24	7	—
USD	896	EUR	830	JPM	09/24/24	3	—
USD	4,399	EUR	4,092	GS	09/25/24	—	(1)
USD	13,586	AUD	20,678	GS	10/29/24	—	(248)
USD	8,971	EUR	8,200	JPM	12/13/24	116	—
USD	5,762	SEK	61,476	GS	12/17/24	—	(92)
USD	1,322	EUR	1,225	GS	12/18/24	—	(2)
Total						$704	$(365)

Over-the-counter total return swaps outstanding as of June 30, 2024 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Long Total Return Swap Contracts
Abiomed, Inc.(3)	Pay	6.070% (0.750% + OBFR)	1 Month	BAML	02/28/25	$—(4)	$8	$8	$—
Altium Ltd.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	04/01/25	12,916	761	761	—
Amedisys, Inc.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	12/04/24	10,781	17	17	—
Baxter International, Inc.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	03/07/25	3,358	(470)	—	(470)
BlackRock Floating Rate Income Strategies Fund, Inc.	Pay	6.120% (0.800% + OBFR)	3 Month	JPM	05/08/25	945	— (4)	— (4)	—
Bristol-Myers Squibb Co.(3),(5)	Pay	6.070% (0.750% + OBFR)	1 Month	BAML	03/03/25	—(4)	36	36	—
Brookfield Property Preferred LP	Pay	6.070% (0.750% + OBFR)	1 Month	BAML	02/10/25	48	9	9	—
Capri Holdings Ltd.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	11/14/24	192	(58)	—	(58)
Capri Holdings Ltd.	Pay	5.700% (0.380% + OBFR)	3 Month	JPM	02/19/25	12,383	(4,321)	—	(4,321)
Catalent, Inc.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	05/29/25	7,254	43	43	—
Covestro AG	Pay	5.930% (0.610% + OBFR)	1 Month	GS	10/16/24	1,413	57	57	—
Darktrace plc	Pay	6.170% (0.850% + OBFR)	1 Month	GS	07/09/25	3,320	(65)	—	(65)
Darktrace plc	Pay	5.806% (0.486% + OBFR)	3 Month	JPM	08/04/25	6,508	(73)	—	(73)
DS Smith plc	Pay	5.930% (0.610% + OBFR)	1 Month	GS	04/29/25	1,026	174	174	—
DS Smith plc	Pay	5.870% (0.550% + OBFR)	3 Month	JPM	07/10/25	6,735	975	975	—
See Notes to Financial Statements

Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
Over-the-counter total return swaps outstanding as of June 30, 2024 were as follows (continued):
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Equitrans Midstream Corp.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	05/29/25	$795	$(38)	$—	$(38)
Hess Corp.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	12/24/24	14,403	192	192	—
Hess Corp.	Pay	5.700% (0.380% + OBFR)	3 Month	JPM	02/24/25	23,059	1,700	1,700	—
Invesco Dynamic	Pay	5.930% (0.610% + OBFR)	1 Month	GS	04/29/25	51	(1)	—	(1)
Invesco Dynamic	Pay	5.700% (0.380% + OBFR)	3 Month	JPM	02/28/25	193	(3)	—	(3)
Juniper Networks, Inc.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	02/20/25	9,137	(133)	—	(133)
Kindred Group plc	Pay	6.070% (0.750% + OBFR)	1 Month	GS	04/29/25	5,439	172	172	—
Neoen S.A.	Pay	6.070% (0.750% + OBFR)	1 Month	GS	07/30/25	1,245	(4)	—	(4)
Nuveen New York AMT-Free Quality Municipal Income Fund	Pay	5.700% (0.380% + OBFR)	3 Month	JPM	11/25/24	789	158	158	—
Nuvei Corp.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	07/22/25	4,677	45	45	—
Redrow plc	Pay	5.930% (0.610% + OBFR)	1 Month	GS	03/12/25	1,832	45	45	—
Saba Capital Income & Opportunities Fund	Pay	5.930% (0.610% + OBFR)	1 Month	GS	04/29/25	208	(6)	—	(6)
Saba Capital Income & Opportunities Fund	Pay	5.700% (0.380% + OBFR)	3 Month	JPM	07/22/24	75	(7)	—	(7)
Shinko Electric Industries Co. Ltd.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	03/12/25	8,689	(409)	—	(409)
Siemens AG	Pay	5.930% (0.610% + OBFR)	1 Month	GS	06/20/25	4,972	42	42	—
Thyssenkrupp AG	Pay	5.930% (0.610% + OBFR)	1 Month	GS	07/16/24	3,855	(1,529)	—	(1,529)
Topdanmark A/S	Pay	5.930% (0.610% + OBFR)	1 Month	GS	07/22/25	827	15	15	—
United States Steel Corp.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	09/19/24	4,084	755	755	—
Vivendi SE	Pay	5.930% (0.610% + OBFR)	1 Month	GS	06/24/25	2,630	(139)	—	(139)
Vivendi SE	Pay	5.870% (0.550% + OBFR)	3 Month	JPM	12/30/24	1,001	80	80	—
							(1,972)	5,284	(7,256)
Short Total Return Swap Contracts
Barratt Developments plc	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	03/12/25	(1,905)	(9)	—	(9)
Chesapeake Energy Corp.	Receive	4.830% ((0.490)% + OBFR)	1 Month	GS	04/09/25	(11,896)	698	698	—
Chesapeake Energy Corp.	Receive	4.789% ((0.531)% + OBFR)	3 Month	JPM	06/23/25	(1,701)	176	176	—
Chevron Corp.	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	12/10/24	(51,853)	(2,701)	—	(2,701)
Conocophillips	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	07/01/25	(3,806)	(80)	—	(80)
Crescent Energy Co.	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	07/01/25	(410)	21	21	—
EQT Corp.	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	05/27/25	(13,159)	610	610	—
EQT Corp.	Receive	5.070% ((0.250)% + OBFR)	3 Month	JPM	06/30/25	(1,018)	78	78	—
International Paper Co.	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	06/04/25	(3,613)	(278)	—	(278)
International Paper Co.	Receive	5.070% ((0.250)% + OBFR)	3 Month	JPM	07/03/25	(5,044)	(349)	—	(349)
Noble Corp. plc	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	07/15/25	(73)	(3)	—	(3)
Pan American Silver Corp.	Receive	4.920% ((0.400)% + OBFR)	1 Month	BAML	02/10/25	(248)	(70)	—	(70)
Pan American Silver Corp.	Receive	4.720% ((0.600)% + OBFR)	3 Month	JPM	09/30/24	(473)	(126)	—	(126)
Sampo Oyj	Receive	5.050% ((0.270)% + OBFR)	1 Month	GS	07/22/25	(840)	(15)	—	(15)
Schlumberger Ltd.	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	06/04/25	(8,437)	(57)	—	(57)
Smurfit Kappa Group plc	Receive	4.570% ((0.750)% + OBFR)	1 Month	GS	10/17/24	(16,353)	(3,774)	—	(3,774)
Southstate Corp.	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	07/01/25	(1,018)	(31)	—	(31)
Synopsys, Inc.	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	06/04/25	(1,675)	(73)	—	(73)
UMB Financial Corp.	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	07/01/25	(1,047)	(41)	—	(41)
WillScot Mobile Mini Holdings Corp.	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	03/26/25	(4,109)	216	216	—
							(5,808)	1,799	(7,607)
Total							$(7,780)	$7,083	$(14,863)

See Notes to Financial Statements

Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	There were no upfront premiums paid or received for the open swap contracts held.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Amount is less than $500 (not in thousands).
(5)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.

	Total Value at June 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$16,376	$—	$16,376	$—
Corporate Bonds and Notes	74,295	—	74,295	—
Leveraged Loans	5,944	—	5,944	—
Equity Securities:
Closed-End Funds	16,105	16,105	—	—
Preferred Stocks	2,600	2,600	—	—
Common Stocks	271,636	271,596	40	—(1)
Rights	706	431	29	246
Warrants	344	203	5	136(1)
Special Purpose Acquisition Companies	12,748	11,022	1,726	—
Escrow Notes	9,816	—	9,816	—(1)
Money Market Mutual Funds	18,358	18,358	—	—
Securities Lending Collateral	1,431	1,431	—	—
Other Financial Instruments:
Purchased Options	1,299	825	474	—
Forward Foreign Currency Exchange Contracts*	704	—	704	—
Over-the-Counter Total Return Swaps*	7,083	—	7,039	44
Total Assets	439,445	322,571	116,448	426
Liabilities:
Securities Sold Short:
Common Stocks	(3,377)	(3,377)	—	—
U.S. Government Security	(549)	—	(549)	—
Other Financial Instruments:
Written Options	(3,331)	(1,209)	(2,122)	—
Forward Foreign Currency Exchange Contracts*	(365)	—	(365)	—
Over-the-Counter Total Return Swaps*	(14,863)	—	(14,863)	—
Total Liabilities	(22,485)	(4,586)	(17,899)	—
Total Investments, Net of Securities Sold Short and Written Options	$416,960	$317,985	$98,549	$426

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
Securities held by the Fund with an end of period value of zero ($0) were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2024.
See Notes to Financial Statements

THE MERGER FUND® and VIRTUS EVENT OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) June 30, 2024
(Reported in thousands except shares and per share amounts)
	The Merger Fund	Westchester Credit Event Fund	Westchester Event-Driven Fund
Assets
Investment in securities at value(1)(2)	$2,134,717	$78,757	$431,658
Investment in affiliates at value(3)	265,033	—	—
Foreign currency at value(4)	22	30	85
Cash	73,901	4,823	7,393
Due from broker for swap contracts	22	1	7
Cash pledged as collateral for derivatives and securities sold short	142,006	485	72,245
Over-the-counter swaps at value	23,428	65	7,083
Unrealized appreciation on forward foreign currency exchange contracts	2,394	37	704
Receivables
Investment securities sold	42,144	7	8,797
Fund shares sold	1,425	25	28
Dividends and interest	3,745	891	1,857
Tax reclaims	901	—	6
Securities lending income	1	—(a)	1
Prepaid Trustees’ retainer	55	2	11
Prepaid expenses	—	28	54
Other assets	112	3	21
Total assets	2,689,906	85,154	529,950
Liabilities
Written options at value(5)	1,410	—	3,331
Securities sold short at value(6)	13,284	378	3,926
Over-the-counter swaps at value	37,852	6	14,863
Unrealized depreciation on forward foreign currency exchange contracts	1,773	—	365
Payables
Fund shares repurchased	1,971	31	462
Investment securities purchased	8,893	4,974	3,259
Collateral on securities loaned	969	444	1,431
Investment advisory fees	1,934	69	471
Distribution and service fees	103	1	1
Administration and accounting fees	218	7	42
Transfer agent and sub-transfer agent fees and expenses	582	15	116
Professional fees	127	24	39
Trustee deferred compensation plan	112	3	21
Interest expense and/or commitment fees	19	1	4
Other accrued expenses	277	—(a)	—
Total liabilities	69,524	5,953	28,331
Commitments and contingencies (Note 4D)	—	—	—
Net Assets	$2,620,382	$79,201	$501,619
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$2,582,961	$77,275	$500,745
Accumulated earnings (loss)	37,421	1,926	874
Net Assets	$2,620,382	$79,201	$501,619
Net Assets:
Class A	$495,207	$2,824	$3,827
Class I	$2,125,175	$76,377	$497,792
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	28,729,523	243,914	352,055
Class I	124,459,615	6,739,127	46,431,914
See Notes to Financial Statements

THE MERGER FUND® and VIRTUS EVENT OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2024
(Reported in thousands except shares and per share amounts)
	The Merger Fund	Westchester Credit Event Fund	Westchester Event-Driven Fund
Net Asset Value and Redemption Price Per Share:(b)
Class A	$17.24	$11.58	$10.87
Class I	$17.08	$11.33	$10.72
Maximum Offering Price Per Share (NAV/(1-5.50%)):
Class A	$18.24	$12.25	$11.50
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$2,115,920	$78,391	$432,614
(2) Market value of securities on loan	$931	$420	$1,437
(3) Investment in affiliates at cost	$255,708	$—	$—
(4) Foreign currency at cost	$22	$30	$85
(5) Written options premiums received	$1,627	$—	$5,025
(6) Securities sold short proceeds	$13,251	$405	$3,969

(a)	Amount is less than $500 (not in thousands).
(b)	Net Asset Value Per Share is calculated using unrounded net assets.
See Notes to Financial Statements

THE MERGER FUND® and VIRTUS EVENT OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Unaudited) SIX MONTHS ENDED June 30, 2024
($ reported in thousands)
	The Merger Fund	Westchester Credit Event Fund	Westchester Event-Driven Fund
Investment Income
Dividends	$19,030	$449	$3,672
Interest	8,115	1,941	4,309
Securities lending, net of fees	17	3	5
Foreign taxes withheld	(29)	—	(49)
Total investment income	27,133	2,393	7,937
Expenses
Investment advisory fees	13,615	388	2,967
Distribution and service fees, Class A	655	4	5
Administration and accounting fees	1,391	43	254
Transfer agent fees and expenses	606	17	105
Sub-transfer agent fees and expenses, Class A	370	3	4
Sub-transfer agent fees and expenses, Class I	942	31	288
Custodian fees	5	1	2
Printing fees and expenses	100	4	13
Professional fees	126	23	37
Interest expense and/or commitment fees	13	—(a)	3
Registration fees	39	19	25
Trustees’ fees and expenses	128	3	21
Miscellaneous expenses	162	9	23
Total expenses	18,152	545	3,747
Dividend and interest expense on securities sold short	119	6	28
Total expenses, including dividend and interest expense on securities sold short	18,271	551	3,775
Less net expenses reimbursed and/or waived by investment adviser(1)	(1,450)	—	(154)
Plus net expenses recaptured(1)	—	22	—
Net expenses	16,821	573	3,621
Net investment income (loss)	10,312	1,820	4,316
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	60,806	579	13,743
Investments in affiliates	5,785	—	—
Securities sold short	(2,147)	—	(5,638)
Foreign currency transactions	379	(5)	(13)
Foreign capital gains tax	423	—(a)	12
Forward foreign currency exchange contracts	7,526	32	1,441
Written options	5,105	—	3,210
Swaps	(19,081)	(9)	(4,317)
Capital gains received from investments	8	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(32,544)	68	(5,403)
Investments in affiliates	(926)	—	—
Securities sold short	1,769	7	881
Foreign currency transactions	(28)	—	(3)
Forward foreign currency exchange contracts	1,544	54	744
Written options	(846)	—	2,275
Swaps	(20,395)	58	(9,790)
Net realized and unrealized gain (loss) on investments	7,378	784	(2,858)
See Notes to Financial Statements

THE MERGER FUND® and VIRTUS EVENT OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED June 30, 2024
($ reported in thousands)
	The Merger Fund	Westchester Credit Event Fund	Westchester Event-Driven Fund
Net increase (decrease) in net assets resulting from operations	$17,690	$2,604	$1,458

(a)	Amount is less than $500 (not in thousands).
(1)	See Notes 4C and 4D in the Notes to Financial Statements.
See Notes to Financial Statements

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	The Merger Fund		Westchester Credit Event Fund
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$10,312	$11,873	$1,820	$2,552
Net realized gain (loss)	58,804	68,071	597	(430)
Net change in unrealized appreciation (depreciation)	(51,426)	45,753	187	3,881
Increase (decrease) in net assets resulting from operations	17,690	125,697	2,604	6,003
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	—	(14,025)	—	(116)
Class I	—	(65,375)	—	(2,984)
Total dividends and distributions to shareholders	—	(79,400)	—	(3,100)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(57,731)	(195,636)	(177)	1,507
Class I	(159,585)	(1,298,061)	2,794	12,971
Increase (decrease) in net assets from capital transactions	(217,316)	(1,493,697)	2,617	14,478
Net increase (decrease) in net assets	(199,626)	(1,447,400)	5,221	17,381
Net Assets
Beginning of period	2,820,008	4,267,408	73,980	56,599
End of Period	$2,620,382	$2,820,008	$79,201	$73,980
See Notes to Financial Statements

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Westchester Event-Driven Fund
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$4,316	$5,874
Net realized gain (loss)	8,438	2,611
Net change in unrealized appreciation (depreciation)	(11,296)	16,848
Increase (decrease) in net assets resulting from operations	1,458	25,333
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class I	—	(11,500)
Total dividends and distributions to shareholders	—	(11,500)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(257)	(15,732)
Class I	20,690	151,920
Increase (decrease) in net assets from capital transactions	20,433	136,188
Net increase (decrease) in net assets	21,891	150,021
Net Assets
Beginning of period	479,728	329,707
End of Period	$501,619	$479,728
See Notes to Financial Statements

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate(2)

The Merger Fund
Class A
1/1/24 to 6/30/24(7)	$17.14	0.04	0.06	0.10	—	—	—	0.10	$17.24	0.58%	$495,207	1.47% (8)	1.59%	0.52%	81%
1/1/23 to 12/31/23	16.88	0.02	0.68	0.70	(0.44)	—	(0.44)	0.26	17.14	4.18	550,230	1.50 (8)	1.61	0.12	218
1/1/22 to 12/31/22	17.35	(0.02)	0.14	0.12	(0.14)	(0.45)	(0.59)	(0.47)	16.88	0.71	737,427	1.50 (8)	1.59	(0.14)	196
1/1/21 to 12/31/21	17.43	(0.10) (9)	0.07	(0.03)	— (10)	(0.05)	(0.05)	(0.08)	17.35	(0.19)	851,000	1.54 (8)	1.61	(0.59)	162
1/1/20 to 12/31/20	17.17	(0.04) (9)	0.88	0.84	(0.13)	(0.45)	(0.58)	0.26	17.43	4.87	920,000	1.49 (8)	1.51	(0.22)	188
1/1/19 to 12/31/19	16.42	0.09 (9)	0.89	0.98	(0.05)	(0.18)	(0.23)	0.75	17.17	5.96	1,031,000	2.01 (8)(11)	2.03 (11)	0.52	167
Class I
1/1/24 to 6/30/24(7)	$16.96	0.07	0.05	0.12	—	—	—	0.12	$17.08	0.65%	$2,125,175	1.18% (12)	1.28%	0.81%	81%
1/1/23 to 12/31/23	16.70	0.07	0.68	0.75	(0.49)	—	(0.49)	0.26	16.96	4.51	2,269,778	1.21 (12)	1.31	0.40	218
1/1/22 to 12/31/22	17.32	0.04	0.13	0.17	(0.34)	(0.45)	(0.79)	(0.62)	16.70	1.01	3,529,981	1.21 (12)	1.32	0.22	196
1/1/21 to 12/31/21	17.35	(0.05) (13)	0.07	0.02	— (10)	(0.05)	(0.05)	(0.03)	17.32	0.10	3,419,099	1.25 (12)	1.31	(0.30)	162
1/1/20 to 12/31/20	17.10	0.01 (13)	0.87	0.88	(0.18)	(0.45)	(0.63)	0.25	17.35	5.15	2,709,370	1.20 (12)	1.22	0.07	188
1/1/19 to 12/31/19	16.30	0.14 (13)	0.89	1.03	(0.05)	(0.18)	(0.23)	0.80	17.10	6.32	2,161,001	1.72 (11)(12)	1.74 (11)	0.81	167

Westchester Credit Event Fund
Class A
1/1/24 to 6/30/24(7)	$11.21	0.25	0.12	0.37	—	—	—	0.37	$11.58	3.30%	$2,824	1.72% (14)	1.75%	4.45%	79%
1/1/23 to 12/31/23	10.69	0.43	0.55	0.98	(0.46)	—	(0.46)	0.52	11.21	9.22	2,910	1.74 (14)(15)	1.79	3.82	182
1/1/22 to 12/31/22	11.31	0.21	(0.81)	(0.60)	—	(0.02)	(0.02)	(0.62)	10.69	(5.28)	1,278	1.90 (14)(16)(17)	1.78	1.89	151
1/1/21 to 12/31/21	11.99	(0.02) (18)	0.90	0.88	(0.29)	(1.27)	(1.56)	(0.68)	11.31	7.36	870	2.21 (14)	2.88	(0.19)	198
1/1/20 to 12/31/20	10.43	— (10)(18)	1.67	1.67	(0.03)	(0.08)	(0.11)	1.56	11.99	15.99 (19)	78	4.20 (14)	5.69	0.01	208
1/1/19 to 12/31/19	9.54	0.19 (18)	1.01	1.20	(0.27)	(0.04)	(0.31)	0.89	10.43	12.60	463	2.13 (14)	5.63	1.77	106
Class I
1/1/24 to 6/30/24(7)	$10.96	0.26	0.11	0.37	—	—	—	0.37	$11.33	3.38%	$76,377	1.47% (20)(21)	1.40%	4.70%	79%
1/1/23 to 12/31/23	10.44	0.43	0.57	1.00	(0.48)	—	(0.48)	0.52	10.96	9.56	71,070	1.51 (15)(21)	1.44	3.89	182
1/1/22 to 12/31/22	11.25	0.33	(0.88)	(0.55)	(0.24)	(0.02)	(0.26)	(0.81)	10.44	(4.87)	55,321	1.65 (17)(21)	1.52	3.05	151
1/1/21 to 12/31/21	11.91	0.01 (22)	0.89	0.90	(0.29)	(1.27)	(1.56)	(0.66)	11.25	7.57	18,033	1.96 (21)	2.63	0.06	198
1/1/20 to 12/31/20	10.46	0.03 (22)	1.63	1.66	(0.13)	(0.08)	(0.21)	1.45	11.91	15.99 (19)	9,824	3.95 (21)	5.44	0.26	208
1/1/19 to 12/31/19	9.55	0.21 (22)	1.02	1.23	(0.28)	(0.04)	(0.32)	0.91	10.46	12.87	4,698	1.88 (21)	5.38	2.02	106

Westchester Event-Driven Fund
Class A
1/1/24 to 6/30/24(7)	$10.85	0.08	(0.06)	0.02	—	—	—	0.02	$10.87	0.18%	$3,827	1.71% (23)	1.85%	1.49%	112%
1/1/23 to 12/31/23	10.28	0.11	0.46	0.57	—	—	—	0.57	10.85	5.54	4,077	1.80 (15)(23)	1.87	1.07	295
1/1/22 to 12/31/22	10.60	0.07	(0.39)	(0.32)	—	—	—	(0.32)	10.28	(3.02)	19,240	1.87 (23)	1.96	0.66	194
1/1/21 to 12/31/21	11.30	(0.05) (24)	0.23	0.18	(0.55)	(0.33)	(0.88)	(0.70)	10.60	1.57	37,426	1.94 (15)(23)	1.96	(0.42)	237
1/1/20 to 12/31/20	10.97	(0.01) (24)	0.70	0.69	(0.10)	(0.26)	(0.36)	0.33	11.30	6.30	23,298	1.99 (23)	1.99	(0.11)	320
1/1/19 to 12/31/19	10.12	0.03 (24)	1.05	1.08	(0.15)	(0.08)	(0.23)	0.85	10.97	10.73	19,352	2.35 (23)(25)	2.35 (25)	0.27	238
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate(2)
Westchester Event-Driven Fund (Continued)
Class I
1/1/24 to 6/30/24(7)	$10.69	0.09	(0.06)	0.03	—	—	—	0.03	$10.72	0.28%	$497,792	1.46% (26)	1.52%	1.75%	112%
1/1/23 to 12/31/23	10.35	0.16	0.45	0.61	(0.27)	—	(0.27)	0.34	10.69	5.86	475,651	1.53 (15)(26)	1.59	1.48	295
1/1/22 to 12/31/22	10.67	0.13	(0.43)	(0.30)	(0.02)	—	(0.02)	(0.32)	10.35	(2.79)	310,467	1.63 (26)	1.71	1.27	194
1/1/21 to 12/31/21	11.37	(0.02) (27)	0.22	0.20	(0.57)	(0.33)	(0.90)	(0.70)	10.67	1.75	294,281	1.69 (15)(26)	1.71	(0.17)	237
1/1/20 to 12/31/20	11.01	0.01 (27)	0.71	0.72	(0.10)	(0.26)	(0.36)	0.36	11.37	6.55	236,865	1.74 (26)	1.74	0.14	320
1/1/19 to 12/31/19	10.14	0.06 (27)	1.06	1.12	(0.17)	(0.08)	(0.25)	0.87	11.01	11.13	199,251	2.10 (25)(26)	2.10 (25)	0.52	238

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report.
(4)	Total returns would have been lower had various fees and expenses not been waived and reimbursed during the period. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).
(5)	Annualized for periods less than one year.
(6)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(7)	Unaudited.
(8)	Ratios of net expenses excluding dividend and interest expense on securities sold short to average net assets for the six months period ended June 30, 2024, and the years ended December 31, 2023, 2022, 2021, 2020 and 2019 were 1.46%, 1.46%, 1.46%, 1.46%, 1.47%, and 1.48%*, respectively.
*The amount for the year ended December 31, 2019 excludes 0.10% of legal expenses related to the settlement of an appraisal right.
(9)	Net investment income (loss) before dividends and interest on short positions, borrowing expense on securities sold short, legal expenses related to the settlement of an appraisal right and professional fees related to tax reclaims processing for the years ended December 31, 2021, 2020 and 2019 was $(0.09), $(0.04) and $0.18, respectively.
(10)	Amount is less than $0.005 per share.
(11)	The amount for the year ended December 31, 2019 includes 0.10% of legal expenses related to the settlement of an appraisal right.
(12)	Ratios of net expenses excluding dividend and interest expense on securities sold short to average net assets for the six months period ended June 30, 2024, and the years ended December 31, 2023, 2022, 2021, 2020 and 2019 were 1.17%, 1.17%, 1.17%, 1.17%, 1.18%, and 1.19%*, respectively.*The amount for the year ended December 31, 2019 excludes 0.10% of legal expenses related to the settlement of an appraisal right.
(13)	Net investment income (loss) before dividends and interest on short positions, borrowing expense on securities sold short, legal expenses related to the settlement of an appraisal right and professional fees related to tax reclaims processing for the years ended December 31, 2021, 2020 and 2019 was $(0.04), $0.02 and $0.22, respectively.
(14)	Ratio of net expenses excluding dividend and interest expense on securities sold short to average net assets for the six months period ended June 30, 2024, and the years ended December 31, 2023 and 2022 were 1.70%, 1.72% and 1.89%, respectively.
(15)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(16)	See Notes 4C and 4D in the Notes to Financial Statements.
(17)	The share class is currently under its expense limitation.
(18)	Net investment income (loss) before borrowing expense on securities sold short and interest on securities sold short and reverse repurchase agreements for the years ended December 31, 2021, 2020 and 2019 was $0.02, $0.23 and $0.21, respectively.
See Notes to Financial Statements

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
(19)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(20)	See Note 4D in the Notes to Financial Statements for information on recapture of expenses previously reimbursed.
(21)	Ratio of net expenses excluding dividend and interest expense on securities sold short to average net assets for the six months period ended June 30, 2024, and the years ended December 31, 2023 and 2022 were 1.45%, 1.49% and 1.64%, respectively.
(22)	Net investment income before borrowing expense on securities sold short and interest on securities sold short and reverse repurchase agreements for the years ended December 31, 2021, 2020, and 2019 was $0.05, $0.26 and $0.23, respectively.
(23)	Ratios of net expenses excluding dividend and interest expense on securities sold short to average net assets for the six months period ended June 30, 2024, and the years ended December 31, 2023, 2022, 2021, 2020 and 2019 were 1.70%, 1.75%, 1.80%, 1.79%, 1.82%, and 1.86%*, respectively.
*The amount for the year ended December 31, 2019 excludes 0.03% of legal expenses related to the settlement of an appraisal right.
(24)	Net investment income (loss) before dividends and interest on short positions, borrowing expense on securities sold short and legal expenses related to the settlement of an appraisal right for the periods ended December 31, 2021, 2020 and 2019 was $(0.03), $0.01 and $0.08, respectively.
(25)	The amount for the year ended December 31, 2019 includes 0.03% of legal expenses related to the settlement of an appraisal right.
(26)	Ratios of net expenses excluding dividend and interest expense on securities sold short to average net assets for the six months period ended June 30, 2024, and the years ended December 31, 2023, 2022, 2021, 2020 and 2019 were 1.45%, 1.49%, 1.55%, 1.54%, 1.57%, and 1.61%*, respectively.
*The amount for the year ended December 31, 2019 excludes 0.03% of legal expenses related to the settlement of an appraisal right.
(27)	Net investment income (loss) before dividends and interest on short positions, borrowing expense on securities sold short and legal expenses related to the settlement of an appraisal right for the years ended December 31, 2021, 2020 and 2019 was $0.00, $0.03 and $0.11, respectively.
See Notes to Financial Statements

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NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2024
Note 1. Organization
The Merger Fund is an open-end management investment company organized as a trust under the laws of the Commonwealth of Massachusetts on April 12, 1982, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Each of Westchester Credit Event Fund and Westchester Event-Driven Fund is a series of Virtus Event Opportunities Trust, an open-end management investment company established under the laws of the Commonwealth of Massachusetts on March 20, 2013, and registered under the 1940 Act.
The Merger Fund, Westchester Credit Event Fund and Westchester Event-Driven Fund are each, a “Fund” and collectively, the “Funds”. Each Fund has a distinct investment objective and all of the Funds are diversified. There is no guarantee that a Fund will achieve its objective(s).
Each Fund offers Class A and Class I Shares.
Class A shares are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1.00% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. No front-end sales load is applied to purchases of $1,000,000 or more. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class I shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the Funds’ distributor to offer Class I Shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I Shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I shares.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
Each Fund is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Funds’ Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    •    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    •    Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Conversion premium is not amortized. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REIT is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT and MLP after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Short Sales
Each Fund may sell securities short. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, a Fund must borrow the security. Each Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Funds’ custodian. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Funds’ will realize a loss, and if the price declines during the period, the Funds will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Funds.
In addition, in accordance with the terms of its prime brokerage agreement, The Merger Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The dividends on short sales and rebate income/fees are recorded under “Dividend and interest expense on securities sold short” on the Statements of Operations.
H.	Convertible Securities
Certain Funds may invest a portion of their assets in convertible securities. Although convertible securities derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Funds’ investments in convertible securities include features which render them sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit their potential for capital appreciation, and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Funds are exposed to greater downside risk than traditional convertible securities, but typically still less than that of the underlying stock.
I.	Private Investment in a Public Equity (PIPE) with Special Purpose Acquisition Companies (SPAC)
Special purpose acquisition companies (SPACs) are shell companies that have no operations but are formed to raise capital with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (IPO). Certain Funds may acquire equity securities of an issuer that are issued through a private investment in public equity (PIPE), including on a when-issued basis. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the issuer’s common equity. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold; however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger or acquisition. The securities issued by a SPAC may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale. PIPEs are valued based upon valuations of the underlying SPACs.
At six months ended June 30, 2024, the Funds had no commitments to purchase when-issued securities through PIPE transactions with SPACs.
J.	Mortgage-Related and Other Asset-Backed Securities
Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.
K.	U.S. Government Agencies or Government-Sponsored Enterprises
Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.
Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S.
Government. FHLMC issues Participation Certificates (“PCs”), which are pass through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.
L.	Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
M.	Warrants
The Funds may receive warrants. Warrants are securities that are usually issued together with a debt instrument or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants may be freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt instruments. Debt obligations with warrants attached to purchase equity securities have many

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt instruments at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.
N.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York (“BNY”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNY for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
At June 30, 2024, the securities loaned were subject to a MSLA on a net payment basis as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
The Merger Fund	$931	$931	$ —
Westchester Credit Event Fund	420	420	—
Westchester Event-Driven Fund	1,437	1,437	—
(1)	Collateral received in excess of the value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Fund’s Schedule of Investments.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
The following table reflects a breakdown of investments made from cash collateral received from lending activities and the remaining contractual maturity of those transactions as of June 30, 2024 for the Funds:
Fund	Investment of Cash Collateral	Overnight and Continuous
The Merger Fund	Money Market Mutual Fund	$969
Westchester Credit Event Fund	Money Market Mutual Fund	444
Westchester Event-Driven Fund	Money Market Mutual Fund	1,431
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by the Funds.
A.	Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. Cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for derivatives and securities sold short”.
During the six months ended June 30, 2024, each Fund entered into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk).
Forward foreign currency contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
B.	Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Funds may purchase or write both put and call options on portfolio securities. When doing so, the Fund is subject to equity price risk and/or foreign currency risk in the normal course of pursuing its investment objectives.
When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments. Purchased options are reported as an asset within “Investment in securities at value” in the Statements of Assets and Liabilities. Written options are reported as a liability within “Written options at value.” Changes in value of the purchased option are included in “Net change in unrealized appreciation (depreciation) from investments” in the Statements of Operations. Changes in value of written options are included in “Net change in unrealized appreciation (depreciation) from written options” in the Statements of Operations.
If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statements of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) from written options” in the Statements of Operations.
The risk in writing call options is that the Fund gives up the opportunity for profit if the market price/foreign currency rate of the referenced security/currency increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price/foreign currency rate of the referenced security/currency decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline.
During the six months ended June 30, 2024, each Fund invested in purchased call and put options contracts and written covered call and put options contracts in an attempt to manage equity price risk and with the purpose of generating realized gains.
C.	Swaps
Each Fund may enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The value of the swap is reflected on the Statements of Assets and Liabilities as “Over-the-counter swaps at value” for OTC swaps and as “variation margin receivable/payable on cleared swaps” for centrally cleared swaps. Swaps are marked-to-market daily and changes in value are recorded as “Net change in unrealized appreciation (depreciation) on swaps” in the Statements of Operations.
Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown under “Over-the-counter swaps at value” in the Statements of Assets and Liabilities and are amortized over the term of the swap for OTC swaps. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Cash settlements between the Fund and the counterparty are recognized as “Net realized gain (loss) on swaps” in the Statements of Operations. Swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Each Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.
Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for derivatives and securities sold short.”
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Total return swaps – Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Each Fund may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk).

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
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Each Fund may enter into equity basket swaps to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. This means that the Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly.
During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the ISDA Master Agreement (defined below in “Derivative Risks”) between the Fund and the counterparty.
The value of the swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. The swap involves additional risks than if the Fund has invested in the underlying positions directly, including: the risk that changes in the swap may not correlate perfectly with the underlying long and short securities; credit risk related to the counterparty’s failure to perform under contract terms; and liquidity risk related to the lack of a liquid market for the swap contract, which may limit the ability of the Fund to close out its position(s).
During the six months ended June 30, 2024, each Fund utilized total return swaps to gain exposure to broad markets or to hedge the risk of individual securities within the portfolios and to obtain long or short exposure to the underlying reference instrument. At June 30, 2024, the Funds did not hold swap baskets.
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Assets and Liabilities at June 30, 2024:

Statement Line Description	Primary Risk	The Merger Fund	Westchester Credit Event Fund	Westchester Event-Driven Fund
Asset Derivatives
Purchased options at value(1)	Equity contracts	$1,325	$—	$1,299
Over-the-counter swaps at value(2)	Equity contracts	23,428	65	7,083
Unrealized appreciation on forward foreign currency exchange contracts	Foreign currency contracts	2,394	37	704
Total Assets		$27,147	$102	$9,086
Liability Derivatives
Over-the-counter swaps at value(2)	Equity contracts	$(37,852)	$(6)	$(14,863)
Written options at value	Equity contracts	(1,410)	—	(3,331)
Unrealized depreciation on forward foreign currency exchange contracts	Foreign currency contracts	(1,773)	—	(365)
Total Liabilities		$(41,035)	$(6)	$(18,559)

(1)	Amount included in Investment in securities at value.
(2)	Represents cumulative appreciation (depreciation) on swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is shown in the Statements of Assets and Liabilities for centrally cleared swap contracts. For OTC swap contracts, the value (including premiums) at June 30, 2024 is shown in the Statements of Assets and Liabilities.
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Operations for the six months ended June 30, 2024:

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
Statement Line Description	Primary Risk	The Merger Fund	Westchester Credit Event Fund	Westchester Event-Driven Fund
Net Realized Gain (Loss) from
Purchased options(1)	Equity contracts	$(14,714)	$—	$(4,894)
Written options	Equity contracts	5,105	—	3,210
Forward foreign currency exchange contracts	Foreign currency contracts	7,526	32	1,441
Swaps	Equity contracts	(19,081)	(9)	(4,317)
Total		$(21,164)	$23	$(4,560)
Net Change in Unrealized Appreciation (Depreciation) on
Purchased options(2)	Equity contracts	$6,086	$—	$2,611
Written options	Equity contracts	(846)	—	2,275
Forward foreign currency exchange contracts	Foreign currency contracts	1,544	54	744
Swaps	Equity contracts	(20,395)	58	(9,790)
Total		$(13,611)	$112	$(4,160)

(1) Amount included in Net realized gain (loss) on investments.
(2) Amount included in Net change in unrealized appreciation (depreciation) on investments.
The table below shows the quarterly average volume (unless otherwise specified) of the derivatives held by the Funds for the six months ended June 30, 2024.
	The Merger Fund	Westchester Credit Event Fund	Westchester Event-Driven Fund
Purchased Options(1)	$3,756	$—	$1,565
Written Options(1)	(4,448)	—	5,707
Forward Foreign Currency Exchange Purchase Contracts(2)	153,438	2,729	46,116
Forward Foreign Currency Exchange Sale Contracts(2)	6,579	—	1,741
Long Total Return Swap Contracts(2)	203,325	2,460	119,774
Short Total Return Swap Contracts(2)	587,880	—	113,132
(1) Average premium amount.
(2) Average notional amount.
D.	Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
A Fund’s risk of loss from counterparty credit risk on derivatives bought or sold OTC, rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
E.	Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Funds as of June 30, 2024:

At June 30, 2024, the Funds’ derivative assets and liabilities (by type) are as follows:
	The Merger Fund		Westchester Credit Event Fund		Westchester Event-Driven Fund
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$2,394	$1,773	$37	$—	$704	$365
OTC swaps	23,428	37,852	65	6	7,083	14,863
Purchased options	1,325	—	—	—	1,299	—
Written options	—	1,410	—	—	—	3,331
Total derivative assets and liabilities in the Statements of Assets and Liabilities	$27,147	$41,035	$102	$6	$9,086	$18,559
Derivatives not subject to a MNA or similar agreement	(1,325)	(1,410)	—	—	(1,299)	(3,331)
Total assets and liabilities subject to a MNA	$25,822	$39,625	$102	$6	$7,787	$15,228

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by each Fund as of June 30, 2024:
The Merger Fund
Counterparty	Gross Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(1)
Bank Of America Merrill Lynch	$637	$—	$—	$—	$637
Goldman Sachs & Co	19,741	(19,741)	—	—	—
JPMorgan Chase Bank N.A.	5,444	(1,808)	—	—	3,636
Total	$25,822	$(21,549)	$—	$—	$4,273
Counterparty	Gross Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(1)
Goldman Sachs & Co	$37,817	$(19,741)	$—	$(18,076)	$—
JPMorgan Chase Bank N.A.	1,808	(1,808)	—	—	—
Total	$39,625	$(21,549)	$—	$(18,076)	$—

Westchester Credit Event Fund
Counterparty	Gross Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(1)
Goldman Sachs & Co.	$61	$(6)	$—	$—	$55
JPMorgan Chase Bank N.A.	41	—	—	—	41
Total	$102	$(6)	$—	$—	$96
Counterparty	Gross Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(1)
Goldman Sachs & Co.	$6	$(6)	$—	$—	$—
Total	$6	$(6)	$—	$—	$—

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
Westchester Event-Driven Fund
Counterparty	Gross Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(1)
Bank Of America Merrill Lynch	$53	$(53)	$—	$—	$—
Goldman Sachs & Co.	4,443	(4,443)	—	—	—
JPMorgan Chase Bank N.A.	3,291	(3,291)	—	—	—
Total	$7,787	$(7,787)	$—	$—	$—
Counterparty	Gross Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(1)
Bank of America Merrill Lynch	$70	$(53)	$—	$(17)	$—
Goldman Sachs & Co.	10,279	(4,443)	—	(5,836)	—
JPMorgan Chase Bank N.A.	4,879	(3,291)	—	(1,588)	—
Total	$15,228	$(7,787)	$—	$(7,441)	$—

(1)	These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadviser.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Fund	Advisory Fee
The Merger Fund	1.00%
Westchester Credit Event Fund	1.00
Westchester Event-Driven Fund	1.20
B.	Subadviser
Westchester Capital Management, LLC (the “Subadviser”), an indirect wholly-owned subsidiary of Virtus, is the subadviser to the Funds. The Subadviser manages the investments of each Fund, for which it is paid a fee by the Adviser.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through April 30, 2025. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
Fund	Class A	Class I
The Merger Fund	1.46%	1.17%
Westchester Credit Event Fund	1.70	1.45
Westchester Event-Driven Fund	1.70	1.45
The exclusions include front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the six months ending June 30:

	Expiration
Fund	2024	2025	2026	2027	Total
The Merger Fund
Class A	$ 236	$ 380	$ 513	$ 222	$ 1,351
Class I	851	2,576	1,953	766	6,146
Westchester Credit Event Fund
Class A	2	1	1	1	5
Class I	16	8	7	1	32
Westchester Event-Driven Fund
Class A	2	21	11	3	37
Class I	—	304	263	151	718
During the six months ended June 30, 2024, the Adviser recaptured expenses previously waived for the following Fund:

Fund	Class A	Class I	Total
Westchester Credit Event Fund	$1	$23	$24
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months ended June 30, 2024, it retained net commissions of $2 for Class A shares and CDSC of $23 for Class A shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan, at the annual rate of 0.25% of the average daily net assets of such Fund’s Class A shares. Class I shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the six months ended June 30, 2024, The Merger Fund, Westchester Credit Event Fund, and Westchester Event-Driven Fund incurred administration fees totaling $1,286, $234, and $37, respectively, which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the six months ended June 30, 2024, The Merger Fund, Westchester Credit Event Fund, and Westchester Event-Driven Fund incurred transfer agent fees totaling $576, $105, and $16, respectively, which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the six months ended June 30, 2024, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
Outside of Rule 17a-7 transactions, other investments with affiliated issuers are separately reported in this Note. An affiliated issuer includes any company in which a Fund held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to a Fund is deemed to exercise, directly or indirectly, a certain level of control over the company.
A summary of The Merger Fund’s total long-term and short-term purchases and sales of the respective shares of the affiliated investments during the six months ended June 30, 2024, is as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities(1)	Value, end of period	Shares	Dividend income	Distributions of realized gains
The Merger Fund
Special Purpose Acquisition Companies—6.1%
Alpha Partners Technology Merger Corp.(2)	$12,267	$—	$12,345	$990	$(912)	$—	—	$—	$—
Alpha Star Acquisition Corp.(3)	7,948	—	5,171	338	(247)	—	—	—	—
Arisz Acquisition Corp.(2)	3,701	—	3,761	187	(127)	—	—	—	—
Arrowroot Acquisition Corp.(2)	3,619	—	3,657	299	(261)	—	—	—	—
Bukit Jalil Global Acquisition 1 Ltd.(4),(5)	3,027	1,690	—	—	148	4,865	458,514	—	—
Cartesian Growth Corp. II(4),(5)	11,177	2,050	—	—	384	13,611	1,206,656	—	—
CF Acquisition Corp. VII(4),(5)	7,688	—	—	—	71	7,759	708,562	—	—
Churchill Capital Corp. VII(5)	34,635	20,781	—	—	1,104	56,520	5,247,875	—	—
Concord Acquisition Corp. II(2)	11,078	3,312	14,630	408	(168)	—	—	—	—
Constellation Acquisition Corp. I(2)	4,212	—	4,244	391	(359)	—	—	—	—
Hennessy Capital Investment Corp. VI(3)	19,372	683	19,482	275	(153)	—	—	—	—
Inflection Point Acquisition Corp. II(4),(5)	3,865	19,719	—	—	214	23,798	2,245,141	—	—
Integrated Wellness Acquisition Corp.(5)	4,747	—	—	—	152	4,899	423,090	—	—
Investcorp India Acquisition Corp.(3)	7,226	—	—	—	250	—	—	—	—
Learn CW Investment Corp.(5)	8,816	—	—	—	98	8,914	817,802	—	—
Monterey Capital Acquisition Corp.(4),(5)	3,890	1,640	—	—	208	5,738	508,230	—	—
Mountain & Co. I Acquisition Corp.(3)	10,435	—	3,429	321	(64)	—	—	—	—
Patria Latin American Opportunity Acquisition Corp.(3)	14,444	—	9,788	800	(394)	—	—	—	—
Power & Digital Infrastructure Acquisition II Corp.(2)	7,194	—	7,151	471	(514)	—	—	—	—

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities(1)	Value, end of period	Shares	Dividend income	Distributions of realized gains
The Merger Fund
Rigel Resource Acquisition Corp.(5)	$15,654	$2,174	$—	$—	$566	$18,394	1,623,492	$—	$—
Ross Acquisition Corp. II(2)	5,099	—	5,169	430	(360)	—	—	—	—
TLGY Acquisition Corp.(3)	4,937	—	2,537	288	(144)	—	—	—	—
TortoiseEcofin Acquisition Corp. III(5)	14,478	1,029	—	—	419	15,926	1,458,429	—	—
Valuence Merger Corp. I(2)	6,508	—	6,665	587	(430)	—	—	—	—
	$226,017	$53,078	$98,029	$5,785	$(519)	$160,424		$—	$—
Affiliated Mutual Fund—4.0%
Virtus Westchester Event-Driven Fund Class I(6)	81,281	23,100	—	—	228	104,609	9,758,276	—	—
Total	$307,298	$76,178	$98,029	$5,785	$(291)	$265,033		$—	$—

(1)	Does not tie to Net change in unrealized appreciation (depreciation) on Investment in affiliates on the Statements of Operations as a result of previously affiliated securities moving to unaffiliated.
(2)	Security was not an investment of the Fund at June 30, 2024.
(3)	Issuer is not an affiliated investment of the Fund at June 30, 2024.
(4)	Issuer was not an affiliated investment at December 31, 2023.
(5)	Non-income producing.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
H.	Trustee Deferred Compensation Plan
The Funds provide a deferred compensation plan for their Trustees who receive compensation from the Funds. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Funds, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at June 30, 2024.
I.	Trustee Fee
For the six months ended June 30, 2024, the Funds incurred independent Trustee’s fees totaling $152 which are included in the Statement of Operations within the line item “Trustees fees and expenses”. No remuneration was paid to the officers or affiliated trustee.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities, forward currency contracts, written options, and short-term securities) during the six months ended June 30, 2024, were as follows:
	Purchases	Sales
The Merger Fund	$1,894,585	$2,072,510
Westchester Credit Event Fund	57,574	61,102
Westchester Event-Driven Fund	489,066	539,402
Purchases and sales of long-term U.S. government and agency securities during the six months ended June 30, 2024, were as follows:
	Purchases	Sales
Westchester Event-Driven Fund	$973	$1,021

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
Note 6. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	The Merger Fund				Westchester Credit Event Fund
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023		Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	802	$13,774	2,987	$50,254	51	$581	589	$6,681
Reinvestment of distributions	—	—	807	13,811	—	—	10	114
Shares repurchased	(4,171)	(71,505)	(15,383)	(259,701)	(67)	(758)	(459)	(5,288)
Net Increase / (Decrease)	(3,369)	$(57,731)	(11,589)	$(195,636)	(16)	$(177)	140	$1,507
Class I
Shares sold	13,721	$232,851	27,883	$468,282	629	$6,953	2,191	$24,023
Reinvestment of distributions	—	—	3,023	51,203	—	—	266	2,909
Shares repurchased	(23,117)	(392,436)	(108,426)	(1,817,546)	(373)	(4,159)	(1,273)	(13,961)
Net Increase / (Decrease)	(9,396)	$(159,585)	(77,520)	$(1,298,061)	256	$2,794	1,184	$12,971

	Westchester Event-Driven Fund
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	18	$195	345	$3,572
Shares repurchased	(42)	(452)	(1,841)	(19,304)
Net Increase / (Decrease)	(24)	$(257)	(1,496)	$(15,732)
Class I
Shares sold	4,217	$45,142	19,421	$203,628
Reinvestment of distributions	—	—	1,079	11,491
Shares repurchased	(2,288)	(24,452)	(5,997)	(63,199)
Net Increase / (Decrease)	1,929	$20,690	14,503	$151,920
Note 7. 10% Shareholders
As of June 30, 2024, each Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts
The Merger Fund	44%	2
Westchester Credit Event Fund	3	2
Westchester Event-Driven Fund	30	3*
*	Includes affiliated shareholder account(s).

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
Note 8. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social, or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.
Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.
Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. Each of these factors can affect the value and liquidity of the assets of a Fund. Failure to generate adequate earnings from foreign trade would make it difficult for an emerging market country to service foreign debt. Disruptions resulting from social and political factors may cause the securities markets of emerging market countries to close. If this were to occur, the liquidity and value of a Fund’s assets invested in corporate debt obligations of emerging market companies would decline.
The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance.
Sanctions threatened or imposed may result in a decline in the value and liquidity of a Fund’s assets. The securities of the Fund may be deemed to have a zero value. A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
For all these reasons, investments in emerging markets may be considered speculative. To the extent that a Fund invests a significant portion of its assets in a particular emerging market, the Fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the Fund as compared with a fund that does not have its holdings concentrated in a particular country.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At June 30, 2024, the following Fund held securities issued by various companies in specific sectors as detailed below:
	Sector	Percentage of Total Investments
The Merger Fund®	Financials	27%
Note 9.  Indemnifications
Under the Funds’ organizational documents and in separate agreements between each Trustee and the Funds, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
contracts that provide a variety of indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 10. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At June 30, 2024, the Funds did not hold any securities that were restricted.
Note 11. Redemption Facility
($ reported in thousands)
On September 18, 2017, and as amended, the Funds and certain other affiliated funds entered into a $250,000 unsecured line of credit agreement (“Credit Agreement”), with a commercial bank. The Credit Agreement allows the Funds to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable of each Fund’s total net assets in accordance with the terms of the agreement. Each fund, that is a party to the Credit Agreement, is individually, and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default. Interest is charged at the higher of a SOFR or the Fed Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the six months ended June 30, 2024, are included in the “interest expense and/or commitment fees” line on the Statements of Operations. The Credit Agreement expires on July 6, 2024.
The Funds had outstanding loans during the year. The borrowings were valued at cost, which approximates fair value.
Subsequent to the reporting period, the Credit Agreement was renewed through July 3, 2025, with $35,000 of the total line of credit of $250,000 being allocated to one other affiliated fund and $215,000 being available to the Funds and certain other affiliated funds.
The following Fund had outstanding loans during the six months period. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Borrowing	Weighted Average Interest Rate	Days Outstanding
Westchester Event-Driven Fund	$1	$2,000	6.41%	4
Note 12. Federal Income Tax Information
($ reported in thousands)
At June 30, 2024, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The Merger Fund (Including Purchased Options)	$ 2,402,811	$ 60,667	$ (77,531)	$ (16,864)
The Merger Fund (Written options)	(1,627)	429	(212)	217
The Merger Fund (Short sales)	(13,251)	202	(235)	(33)
Westchester Credit Event Fund	78,497	948	(592)	356
Westchester Credit Event Fund (Short sales)	(405)	27	—	27
Westchester Event-Driven Fund (Including Purchased Options)	435,992	15,203	(26,978)	(11,775)
Westchester Event-Driven Fund (Written options)	(5,025)	1,880	(186)	1,694
Westchester Event-Driven Fund (Short sales)	(3,969)	84	(41)	43
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended December 31, 2023, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
Westchester Credit Event Fund	$—	$822
Westchester Event-Driven Fund	—	746

THE MERGER FUND® AND VIRTUS EVENT OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2024
Note 13. Regulatory Matters and Litigation
From time to time, the Funds, the Adviser and/or Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

THE MERGER FUND® and VIRTUS EVENT OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chair
George R. Aylward
Donald C. Burke
Deborah A. DeCotis
F. Ford Drummond
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

P.O. Box 534470
Pittsburgh, PA 15253-4470
For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8463	08-24

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

None.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to Item 7a

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Merger Fund®

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 9/4/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 9/4/24

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President,
Chief Financial Officer, and Treasurer
(principal financial officer)

Date 9/4/24

*	Print the name and title of each signing officer under his or her signature.